UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.

[LOGO]
SEI New ways.
    New answers.(R)




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SEI Daily Income Trust

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Annual Report as of January 31, 2008

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Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Bond Fund



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

TABLE OF CONTENTS



Management's Discussion and Analysis of Fund Performance                       1
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Schedules of Investments                                                       7
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Statements of Assets and Liabilities                                          30
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Statements of Operations                                                      32
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Statements of Changes in Net Assets                                           34
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Financial Highlights                                                          38
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Notes to Financial Statements                                                 43
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Report of Independent Registered Public Accounting Firm                       52
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Trustees and Officers of the Trust                                            53
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Disclosure of Fund Expenses                                                   56
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Board of Trustees Considerations in Approving the Continuation
of the Funds' Advisory and Sub-Advisory Agreements                            58
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Notice to Shareholders                                                        60
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2008

Short-Duration Government Fund

Objectives

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is approximately three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

Market Overview

The fixed income market in fiscal year 2007 was devastated by the sub-prime/liquidity crisis that occurred in the second half of the year. Every major fixed income asset class, but especially those associated with real estate structured sectors, Mortgage-backed securities (MBS), Asset-backed securities
(ABS), and Commercial Mortgage-backed securities (CMBS) were severely pummeled as investors went on a buyers strike and refused to purchase anything even remotely associated with mortgage loans. Spreads gapped to historic levels and duration adjusted performance of these sectors lagged the risk adverse Treasury sector.

The housing credit crunch continued to spread to other parts of the market, leading to increased volatility and higher uncertainty surrounding the overall economy. Interest rates plunged as the Federal Reserve acknowledged the potentially destructive and contagious effects of the housing meltdown, and flooded the market with various forms of liquidity, including 225 basis points of cuts in the Fed Funds rate and 275 basis points of cuts in the discount rate.

Treasury yields closed the year significantly lower and the yield curve steepened as the market priced in additional cuts in the Fed Funds rate. Agency mortgage-backed securities (GNMA, FNMA and Freddie Mac) underperformed Treasuries by nearly 200 basis points due to higher interest rate volatility. These liquid high quality (AAA rated ) securities suffered due to forced selling by levered investors as they scrambled to sell their most liquid securities to meet margin calls.

Analysis

For the fiscal year ended January 31, 2008, the Short-Duration Government Fund, Class A posted a 7.65% return compared to a 8.94% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The lag was primarily due to its investment in AAA rated U.S. Agency mortgage-backed securities. The benchmark for the Fund is composed of 100% Treasuries, and any investment other than U.S. Treasuries detracted from relative performance. The Fund's interest rate strategy modestly detracted as the Fund had a larger than benchmark exposure to shorter maturities.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Short-Duration
Government Fund,
Class A                   7.65%       4.45%       3.16%       4.50%       5.66%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Short Duration    Merrill Lynch 1-3 Year
         Government Fund,      U.S. Treasury
            Class A             Bond Index
1/31/98     10,000               10,000
1/31/99     10,649               10,639
1/31/00     10,885               10,918
1/31/01     11,880               11,943
1/31/02     12,626               12,800
1/31/03     13,294               13,508
1/31/04     13,500               13,795
1/31/05     13,630               13,887
1/31/06     13,893               14,147
1/31/07     14,427               14,714
1/31/08     15,530               16,029

1 For the period ended January 31, 2008. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                      1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2008

Intermediate-Duration Government Fund

Objectives

The Intermediate-Duration Government Fund (the "Fund) seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

Market Overview

The fixed income market in fiscal year 2007 was devastated by the sub-prime/liquidity crisis that occurred in the second half of the year. Every major fixed income asset class, but especially those associated with real estate structured sectors, Mortgage-backed securities (MBS), Asset-backed securities
(ABS), and Commercial Mortgage-backed securities (CMBS) were severely pummeled as investors went on a buyers strike and refused to purchase anything even remotely associated with mortgage loans. Spreads gapped to historic levels and duration adjusted performance of these sectors lagged the risk adverse Treasury sector.

The housing credit crunch continued to spread to other parts of the market, leading to increased volatility and higher uncertainty surrounding the overall economy. Interest rates plunged as the Federal Reserve acknowledged the potentially destructive and contagious effects of the housing meltdown, and flooded the market with various forms of liquidity, including 225 basis points of cuts in the Fed Funds rate and 275 basis points of cuts in the discount rate.

Treasury yields closed the year significantly lower and the yield curve steepened as the market priced in additional cuts in the Fed Funds rate. Agency mortgage-backed securities (GNMA, FNMA and Freddie Mac) underperformed Treasuries by nearly 200 basis points due to higher interest rate volatility. These liquid high quality (AAA rated) securities suffered due to forced selling by levered investors as they scrambled to sell their most liquid securities to meet margin calls.

Analysis

For the fiscal year ended January 31, 2008, the Intermediate-Duration Government Fund, Class A posted a return of 10.97% versus the 13.02% return of its benchmark, the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The lag was primarily due to its investment in AAA rated U.S. Agency mortgage-backed securities. The benchmark for the Fund is composed of 100% Treasuries, and any investment other than U.S. Treasuries detracted from relative performance. The Fund's interest rate strategy modestly detracted as the Fund had a larger than benchmark exposure to shorter maturities.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
Intermediate-Duration
Government Fund,
   Class A               10.97%       5.10%       4.02%       5.50%       6.49%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Intermediate Duration      Merrill Lynch 3-5 Year
           Government Fund,             U.S. Treasury
               Class A                   Bond Index
1/31/98        $10,000                    $10,000
1/31/99         10,746                     10,803
1/31/00         10,663                     10,687
1/31/01         11,988                     12,059
1/31/02         12,850                     12,976
1/31/03         14,021                     14,328
1/31/04         14,439                     14,833
1/31/05         14,706                     15,052
1/31/06         14,845                     15,180
1/31/07         15,385                     15,730
1/31/08         17,073                     17,778

1 For the period ended January 31, 2008. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
2                      SEI Daily Income Trust / Annual Report / January 31, 2008

GNMA Fund

Objectives

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

Market Overview

The fixed income market in fiscal year 2007 was devastated by the sub-prime/liquidity crisis that occurred in the second half of the year. Every major fixed income asset class, but especially those associated with real estate structured sectors, Mortgage-backed securities (MBS), Asset-backed securities
(ABS), and Commercial Mortgage-backed securities (CMBS) were severely pummeled as investors went on a buyers strike and refused to purchase anything even remotely associated with mortgage loans. Spreads gapped to historic levels and duration adjusted performance of these sectors lagged the risk adverse Treasury sector.

The housing credit crunch continued to spread to other parts of the market, leading to increased volatility and higher uncertainty surrounding the overall economy. Interest rates plunged as the Federal Reserve acknowledged the potentially destructive and contagious effects of the housing meltdown, and flooded the market with various forms of liquidity, including 225 basis points of cuts in the Fed Funds rate and 275 basis points of cuts in the discount rate.

Treasury yields closed the year significantly lower and the yield curve steepened as the market priced in additional cuts in the Fed Funds rate. GNMA securities underperformed Treasuries by nearly 200 basis points due to higher interest rate volatility. These liquid high quality (AAA rated) securities suffered due to forced selling by levered investors as they scrambled to sell their most liquid securities to meet margin calls.

Analysis

For the fiscal year ended January 31, 2008, the GNMA Fund, Class A posted a 8.31% return versus the 8.82% return of its benchmark, the Citigroup 30 Year GNMA Index. The Fund's interest rate strategy positioning modestly added to return. Security selection, specifically the use of agency collateralized mortgage obligations, detracted from performance as the price of these securities trailed that of GNMA pass though securities.

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
--------------------------------------------------------------------------------
GNMA Fund, Class A        8.31%       4.82%       4.05%       5.36%       6.80%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index. The chart assumes all dividends and capital gain distributions are reinvested.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           GNMA Fund,        Citigroup 30 Year
            Class A             GNMA Index
1/31/98     $10,000              $10,000
1/31/99      10,676               10,668
1/31/00      10,550               10,720
1/31/01      11,968               12,214
1/31/02      12,832               13,150
1/31/03      13,824               14,185
1/31/04      14,123               14,628
1/31/05      14,637               15,245
1/31/06      15,017               15,709
1/31/07      15,565               16,334
1/31/08      16,859               17,775

1 For the period ended January 31, 2008. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                      3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2008

Ultra Short Bond Fund

Objectives

The Ultra Short Bond Fund (the "Fund") seeks to provide a higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and minimal principal volatility. The Fund invests in U.S. Treasury and U.S. Agency securities, short average life mortgage-backed securities, and short-term investment grade securities of U.S. issuers. The duration of the Fund will range between six and eighteen months.

Strategy

The Fund seeks to provide a return in excess of the Lehman 9-12 Month U.S. Treasury Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of yield changes and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

Market Overview

The fixed income market in fiscal year 2007 was devastated by the sub-prime/liquidity crisis that occurred in the second half of the year. Every major fixed income asset class, but especially those associated with real estate structured sectors, Mortgage-backed securities (MBS), Asset-backed securities
(ABS), and Commercial Mortgage-backed securities (CMBS) were severely pummeled as investors went on a buyers strike and refused to purchase anything even remotely associated with mortgage loans. Spreads gapped to historic levels and duration adjusted performance of these sectors lagged the risk adverse Treasury sector by 8.0 to 9.0%, with some subsectors, like home equity asset backed securities underperforming by 23.0%.

The rating agencies added to the negative mix by downgrading or watch-listing thousands of structured deals. Valuations plummeted regardless of quality or structure, causing severe mark to markets that forced hedge fund and other levered investors to sell high quality assets (i.e. AAA rated) to meet margin calls and enhance their liquidity. Financial institutions cautiously protected their own balance sheets and balked at providing liquidity to their peers and others. Short-term markets effectively ceased functioning causing Libor rates (the rate at which financial institutions lend to each other) to skyrocket in early September to 5.73% before gradually returning to 3.12% by fiscal year end. Market uncertainty was also fueled by an increase in downgrade risk as the rating agencies executed large scale rating revisions. Interest rates plunged as the Federal Reserve acknowledged the potentially destructive and contagious effects of the housing and liquidity crisis, flooded the market with various forms of liquidity, including 225 basis points of cuts in the Fed Funds rate and 275 basis points of cuts in the discount rate.

Analysis

For the fiscal year ended January 31, 2008, the Ultra Short Bond Fund, Class A returned 2.06% versus the 6.77% return of its benchmark, the Lehman Brothers 9-12 Month Treasury Index. The approximately 3.00% decline in short-term interest rates was a positive for the short end of the U.S. Treasury market. However, investors unprecedented fear of any investment that was not a Treasury security caused returns of the other sectors of the bond market (Corporates, Mortgage-backed securities, Asset-backed securities) to lag. The Fund's allocation to the non-Treasury sectors (benchmark is composed of 100% Treasuries), especially U.S. Agency and non-Agency hybrid mortgages, commercial mortgage-backed securities, corporate debt and asset-backed securities detracted from relative results. The Fund's duration and yield curve positioning had a positive impact on performance.


--------------------------------------------------------------------------------
4                      SEI Daily Income Trust / Annual Report / January 31, 2008

Ultra Short Bond Fund (Concluded)

Ultra Short Bond Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------------------
                               Annualized   Annualized   Annualized  Annualized
                     One Year      3-Year       5-Year      10-Year   Inception
                       Return      Return       Return       Return     to Date
--------------------------------------------------------------------------------
Ultra Short Bond Fund,
Class A                  2.06%       3.27%        2.50%        3.96%       4.42%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Bond Fund, Class A, versus the Lehman Brothers 9-12 Month Treasury Index. The chart assumes all dividends and capital gain distributions are reinvested.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Ultra Short       Lehman Brothers
            Bond Fund,          9-12 Month
             Class A          Treasury Index
1/31/98      $10,000             $10,000
1/31/99       10,561              10,579
1/31/00       10,959              11,040
1/31/01       11,885              11,875
1/31/02       12,608              12,530
1/31/03       13,030              12,900
1/31/04       13,240              13,091
1/31/05       13,387              13,210
1/31/06       13,775              13,561
1/31/07       14,447              14,173
1/31/08       14,745              15,133

1 For the period ended January 31, 2008. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                      5

                     DEFINITION OF THE COMPARATIVE INDICES*

CITIGROUP 30-YEAR GNMA INDEX is a widely-recognized, market weighted index of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

LEHMAN BROTHERS 9-12 MONTH TREASURY INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between one and three years.

MERRILL LYNCH 3-5 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between three and five years.

*An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.


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6                      SEI Daily Income Trust / Annual Report / January 31, 2008

SCHEDULE OF INVESTMENTS

Money Market Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

41.1%   Commercial Paper
23.4%   Repurchase Agreements
16.4%   Corporate Obligations
10.0%   Certificates of Deposit
 6.7%   Insurance Funding Agreements
 1.8%   Mortgage-Backed Security
 0.6%   Municipal Bond

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) (E) (F) -- 41.1%
   Cancara Asset Securitization LLC
       4.150%, 02/20/08                           $      35,000   $      34,923
   Ciesco LLC
       5.050%, 02/04/08                                  25,000          24,988
   Corporate Asset Funding LLC
       3.300%, 04/28/08                                  35,000          34,721
   Curzon Funding LLC
       4.000%, 04/15/08                                  37,000          36,696
   FCAR Owner Trust II
       4.650%, 04/15/08                                  15,000          14,857
   Galaxy Funding
       4.580%, 04/09/08                                  25,000          24,784
   General Electric Capital
       4.300%, 04/14/08                                  10,000           9,913
   Grampian Funding LLC
       4.600%, 03/31/08                                  10,000           9,925
   Lake Constance Funding LLC
       4.010%, 04/22/08                                  20,000          19,820
   Lexington Parker Capital
       4.150%, 03/14/08                                  35,000          34,830
       4.050%, 04/22/08                                  10,000           9,909
   New Center Asset Trust
       4.300%, 04/10/08                                  25,000          24,794
       4.050%, 04/25/08                                  10,000           9,905
   Rams Funding II LLC (G)
       4.153%, 02/11/08                                  20,603          20,603
   Scaldis Capital LLC
       4.200%, 04/11/08                                  25,000          24,796
   Solitaire Funding LLC
       4.320%, 04/11/08                                  15,000          14,874
   Surrey Funding
       3.400%, 04/25/08                                  35,000          34,722
   Victory Receivables
       3.950%, 03/18/08                                  10,000           9,949
                                                                  -------------

Total Commercial Paper
   (Cost $395,009) ($ Thousands)                                        395,009
                                                                  -------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 16.4%
   Asscher Finance MTN (A) (I) (J)
       5.500%, 07/16/08                           $       9,507   $       9,509
   BNP Paribas MTN (B)
       4.981%, 12/16/08                                   9,000           9,000
   Banque Federative du Credit
     Mutuel (A) (B)
       4.329%, 09/13/08                                   2,000           2,000
   Cheyne Finance LLC MTN
     (A) (D) (G) (I) (J)
       3.065%, 06/09/08                                  10,000           8,600
       3.063%, 03/25/08                                  10,000           8,600
   Cullinan Finance MTN (A) (B) (I) (J)
       3.070%, 03/25/08                                  27,500          27,463
   Irish Life & Permanent PLC (A) (B)
       3.964%, 02/20/09                                  14,000          14,000
   Natixis (A) (B)
       3.086%, 09/08/08                                  35,000          35,000
   Northern Rock PLC (A) (B)
       3.179%, 09/04/08                                  10,000          10,000
   Sigma Finance MTN (A) (B) (G) (I) (J)
       3.135%, 04/10/08                                   8,800           8,770
   Westpac Banking MTN (A) (B)
       5.103%, 07/11/08                                  25,000          25,000
                                                                  -------------
Total Corporate Obligations
   (Cost $160,803) ($ Thousands)                                        157,942
                                                                  -------------

CERTIFICATES OF DEPOSIT -- 10.0%
   Bank of Scotland PLC
       3.300%, 04/29/08                                  40,000          40,000
   Bank of Tokyo-Mitsubishi
       4.625%, 04/07/08                                  30,000          30,000
   UBS
       5.455%, 02/19/08                                  26,000          26,000
                                                                  -------------
Total Certificates of Deposit
   (Cost $96,000) ($ Thousands)                                          96,000
                                                                  -------------

INSURANCE FUNDING AGREEMENTS (B) (G) (H) -- 6.7%
   Metropolitan Life Insurance
       4.417%, 01/15/09                                  30,000          30,000
   Monumental Life Insurance
       5.280%, 07/29/08                                   9,500           9,500
   Morgan Stanley Asset Funding
       3.575%, 12/05/08                                  25,000          25,000
                                                                  -------------
Total Insurance Funding Agreements
   (Cost $64,500) ($ Thousands)                                          64,500
                                                                  -------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                      7

SCHEDULE OF INVESTMENTS

Money Market Fund (Concluded)

January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITY (A) (B) -- 1.9%
   Paragon Mortgages PLC, Ser 13A,
     Cl A1
       5.101%, 11/15/39                           $      17,679   $      17,679
                                                                  -------------

Total Mortgage-Backed Security
   (Cost $17,679) ($ Thousands)                                          17,679
                                                                  -------------

MUNICIPAL BOND -- 0.5%

TEXAS -- 0.5%
   Texas State, Ser D, GO (B)
       3.200%, 06/01/26                                   5,270           5,270
                                                                  -------------

Total Municipal Bond
   (Cost $5,270) ($ Thousands)                                            5,270
                                                                  -------------

CAPITAL SUPPORT AGREEMENT (J) -- 0.0%
   SEI Capital Support Agreement
       (Cost $0)                                             --              --
                                                                  -------------

REPURCHASE AGREEMENTS (C) -- 23.4%
   Barclays Capital
     2.900%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $24,001,933
     (collateralized by FNMA obligation,
     par value $24,798,000, 0.000%,
     07/21/08, with total market value
     $24,480,586)                                        24,000          24,000
   Deutsche Bank
     2.850%, dated 01/31/08,
     to be repurchased on 02/01/08,
     repurchase price $176,367,961
     (collateralized by various
     FNMA/FHLB obligations,
     ranging in par value $9,000-
     $60,855,000, 0.000%-5.925%,
     03/10/08-07/15/27, with
     total market value $179,881,633)                   176,354         176,354
   Lehman Brothers
     2.800%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $24,000,841
     (collateralized by a U.S. Government
     Obligation, par value $68,900,000,
     8.625%, 01/15/30, with total
     market value $24,480,859)                           24,000          24,000
                                                                  -------------

Total Repurchase Agreements
   (Cost $224,354) ($ Thousands)                                        224,354
                                                                  -------------

Total Investments -- 100.0%
   (Cost $963,615) ($ Thousands)                                  $     960,754
                                                                  =============

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $960,664 ($ Thousands).

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)   Tri-Party Repurchase Agreement.

(D) On October 17, 2007, due to deterioration in the market value of the assets of Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities are held in connection with a letter of credit issued by a major bank.

(G) Securities considered illiquid. The total value of such securities as of January 31, 2008 was $111,072 ($ Thousands) and represented 11.56% of Net Assets.

(H) Securities considered restricted. The total value of such securities as of January 31, 2008 was $64,500 ($ Thousands) and represented 6.71% of Net Assets.

(I)   The value shown is the fair value as of January 31, 2008. Please refer to
      Note 10 for the amortized cost value as of January 31, 2008.

(J) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9950. As of January 31, 2008, the fair value of the agreement was $0.

Cl -- Class
FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
PLC -- Public Limited Company
Ser -- Series
Amounts designated as "--" are $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8                      SEI Daily Income Trust / Annual Report / January 31, 2008

Government Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

57.5%   U.S. Government Agency Obligations
42.5%   Repurchase Agreements

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.4%
   FFCB (A)
       2.970%, 11/24/08                           $      10,000   $       9,998
       3.004%, 09/03/09                                  55,000          55,004
   FFCB, Ser 1 (A)
       3.778%, 02/23/09                                  13,000          13,000
   FHLB (A)
       2.980%, 02/14/08                                  10,000          10,000
       4.775%, 08/15/08                                  60,000          60,021
       3.091%, 10/30/08                                  45,000          44,997
       2.970%, 12/08/08                                  40,000          39,992
       4.767%, 02/11/09                                  45,000          45,028
       4.785%, 02/18/09                                 110,000         110,030
       4.875%, 02/23/09                                  20,000          20,000
       4.984%, 03/02/09                                  50,000          50,000
       4.991%, 03/04/09                                  30,000          30,038
       4.466%, 04/07/09                                  50,000          50,000
       4.769%, 05/20/09                                  10,000          10,000
   FHLB
       3.505%, 08/14/08                                   1,000             991
   FHLB, Ser 1 (A)
       4.521%, 04/04/08                                  30,000          29,998
   FHLB, Ser 1
       5.250%, 06/19/08                                  15,000          14,996
   FHLMC MTN
       3.500%, 03/12/08                                   1,000           1,000
       3.600%, 04/16/08                                   1,000             996
       3.050%, 06/04/08                                   1,000             994
   FNMA (A)
       3.171%, 07/28/09                                  75,000          74,967
   FNMA DN (C)
       4.311%, 03/19/08                                 125,000         124,304
       2.737%, 07/23/08                                  14,532          14,343
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $810,697) ($ Thousands)                                        810,697
                                                                  -------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 42.5%
   Barclays Capital
     2.900%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $217,017,481
     (collateralized by various
     FNMA obligations, ranging
     in par value $33,093,000-
     $104,202,000, 4.875%-5.000%,
     09/15/08-05/21/13, with total
     market value $221,340,249)                   $     217,000   $     217,000
   Deutsche Bank
     2.850%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $165,370,091
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $1,242,000-
     $59,780,000, 0.000%-5.700%,
     02/13/08-04/08/19, with total
     market value $168,666,737)                         165,357         165,357
   Lehman Brothers
     2.800%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $217,000,347
     (collateralized by a U.S. Government
     Obligation, par value $622,950,000,
     8.625%, 01/15/30, with total
     market value $221,340,360)                         217,000         217,000
                                                                  -------------
Total Repurchase Agreements
   (Cost $599,357) ($ Thousands)                                        599,357
                                                                  -------------
Total Investments -- 99.9%
   (Cost $1,410,054) ($ Thousands)                                $   1,410,054
                                                                  =============

Percentages are based on Net Assets of $1,411,682 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Tri-Party Repurchase Agreement.

(C)   The rate reported is the effective yield at time of purchase.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                      9

SCHEDULE OF INVESTMENTS

Government II Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%  U.S. Government Agency Obligations

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 103.2%
   FFCB (A)
       2.980%, 03/10/08                           $      30,000   $      29,999
       3.809%, 03/19/08                                   5,000           5,000
       2.960%, 04/23/08 to 02/11/09                      78,000          77,996
       4.184%, 06/13/08                                  10,000          10,000
       3.151%, 06/30/08                                  25,000          24,999
       3.849%, 07/18/08                                  18,050          18,048
       2.970%, 11/24/08                                  40,000          39,994
   FFCB, Ser 1 (A)
       3.145%, 04/28/08                                   5,000           5,000
   FHLB (A)
       2.980%, 02/14/08                                  10,000          10,000
       3.625%, 02/15/08                                   5,500           5,498
       4.766%, 03/20/08                                   1,000           1,000
       4.000%, 03/24/08                                   1,000           1,001
       4.569%, 04/01/08                                   3,250           3,258
       4.796%, 06/18/08                                  15,000          14,998
       4.775%, 08/15/08                                  20,000          20,007
       3.905%, 10/16/08                                  40,000          39,994
       3.091%, 10/30/08                                  25,000          24,998
       2.970%, 12/08/08                                  20,000          19,996
       3.161%, 01/23/09                                  15,000          15,000
       2.976%, 02/11/09                                  10,000          10,000
       4.785%, 02/18/09                                  50,000          50,003
       4.991%, 03/04/09                                  10,000          10,013
       4.769%, 05/20/09                                   5,000           5,000
       4.795%, 05/27/09                                  10,000          10,003
       4.871%, 06/01/09                                  10,000          10,004
       4.511%, 07/07/09                                  25,000          25,000
       4.330%, 07/10/09                                  25,000          24,998
       3.111%, 08/05/09                                 125,000         124,998
       4.283%, 01/11/10                                  10,000          10,014
   FHLB
       5.125%, 02/21/08 to 04/16/08                       8,565           8,572
       4.125%, 04/18/08                                   1,000           1,002
       4.000%, 05/15/08                                   1,250           1,253
       4.650%, 11/28/08                                   5,000           5,000
   FHLB, Ser 1 (A)
       4.164%, 03/14/08                                  25,000          24,999
       4.569%, 04/02/08                                  25,000          24,998
       5.250%, 06/19/08                                  15,000          14,996
       4.791%, 09/19/08                                  25,000          24,996
       3.558%, 10/24/08                                  50,000          49,989
   FHLB, Ser 642
       5.100%, 03/06/08                                  18,000          18,018

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLB DN (B)
       4.640%, 02/01/08                           $     246,640   $     246,640
       4.229%, 02/08/08                                  10,000           9,992
       4.322%, 02/13/08                                  75,000          74,896
       4.388%, 02/15/08                                  84,871          84,728
       3.008%, 02/22/08                                  75,000          74,870
       4.282%, 02/29/08                                  20,000          19,934
       4.317%, 03/19/08                                  10,000           9,944
       3.986%, 03/26/08                                  10,000           9,941
       2.954%, 03/28/08                                  98,610          98,161
       3.949%, 04/09/08                                  35,000          34,742
       3.653%, 04/16/08                                  25,000          24,811
       3.674%, 04/18/08                                  25,000          24,805
       2.920%, 04/25/08                                  26,537          26,357
       4.216%, 05/16/08                                  38,829          38,361
                                                                  -------------

Total U.S. Government Agency Obligations
   (Cost $1,598,824) ($ Thousands)                                    1,598,824
                                                                  -------------

Total Investments -- 103.2%
   (Cost $1,598,824) ($ Thousands)                                $   1,598,824
                                                                  =============

Percentages are based on Net Assets of $1,548,799 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   The rate reported is the effective yield at time of purchase.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10                     SEI Daily Income Trust / Annual Report / January 31, 2008

Prime Obligation Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

65.5%   Commercial Paper
14.6%   Repurchase Agreements
12.3%   Corporate Obligations
 6.7%   Insurance Funding Agreements
 0.6%   Capital Support Agreement
 0.3%   Municipal Bond

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) (G) (H) -- 65.6%
   Amstel Funding
       3.400%, 03/27/08                           $       4,084   $       4,063
       3.300%, 04/17/08                                  71,889          71,388
       3.350%, 05/02/08                                  70,000          69,411
   Atlantis One Funding
       3.250%, 03/31/08                                 200,000         198,935
   Ciesco LLC
       5.050%, 02/04/08                                  25,000          24,988
   Citigroup Funding
       4.890%, 02/14/08                                 156,000         155,724
   Clipper Receivables LLC
       3.420%, 03/14/08                                 107,000         106,573
   Concord Minutemen Capital LLC
       3.500%, 04/01/08                                  69,500          69,095
       3.450%, 04/17/08                                  80,087          79,504
   Corporate Asset Funding LLC
       3.300%, 04/28/08                                 200,000         198,405
   Crown Point Capital LLC
       3.500%, 04/01/08                                  69,200          68,796
   Curzon Funding LLC
       4.000%, 04/15/08                                   7,750           7,686
       3.350%, 04/23/08                                  75,000          74,428
       3.370%, 05/06/08                                  60,000          59,466
   FCAR Owner Trust II
       5.900%, 03/17/08                                 103,000         102,240
       4.650%, 04/15/08                                 103,500         102,537
       4.400%, 04/15/08                                  18,000          17,837
   Galaxy Funding
       4.580%, 04/09/08                                 122,500         121,440
   Gemini Securitization LLC
       5.300%, 03/06/08                                  75,000          74,625
   General Electric Capital
       4.300%, 04/14/08                                 100,000          99,128
   Grampian Funding LLC
       4.600%, 03/31/08                                 142,500         141,586
       4.450%, 04/08/08                                 100,000          99,172
   Lake Constance Funding LLC
       4.585%, 04/10/08                                  75,000          74,341
       4.010%, 04/22/08                                 145,000         143,692
   Lexington Parker Capital
       5.200%, 02/20/08                                 150,000         149,588
       3.450%, 04/11/08                                  75,000          74,497
       4.050%, 04/22/08                                  30,000          29,727

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Lighthouse Funding
       5.650%, 04/24/08                           $     100,806   $      99,493
   Monument Gardens Funding LLC
       4.600%, 04/18/08                                  35,000          34,656
   New Center Asset Trust
       4.300%, 04/10/08                                 109,550         108,647
       3.430%, 05/02/08                                  30,000          29,740
   Scaldis Capital LLC
       4.200%, 04/11/08                                 147,000         145,799
       3.350%, 04/15/08                                  18,000          17,876
   Solitaire Funding LLC
       4.320%, 04/11/08                                  45,000          44,622
       3.350%, 04/23/08                                  60,000          59,542
   Surrey Funding
       3.400%, 04/25/08                                 144,000         142,858
   Versailles LLC
       4.950%, 02/04/08                                 150,000         149,938
   Victory Receivables
       3.300%, 04/17/08                                  24,269          24,100
                                                                  -------------
Total Commercial Paper
   (Cost $3,276,143) ($ Thousands)                                    3,276,143
                                                                  -------------

CORPORATE OBLIGATIONS-- 12.3%
   Asscher Finance MTN (A) (D) (K)
       5.500%, 07/16/08                                  40,095          40,105
   Carrera Capital Finance LLC MTN
     (A) (B) (D) (I) (K)
       3.236%, 07/30/08                                  50,000          49,627
   Cheyne Finance LLC MTN
     (A) (D) (E) (I) (K)
       4.825%, 10/25/07                                  50,000          43,000
       3.063%, 03/25/08                                  77,000          66,220
       4.815%, 01/25/08                                 125,000         107,500
   Cullinan Finance MTN (A) (B) (D) (K)
       3.070%, 03/25/08                                  75,000          74,898
   JPMorgan Chase MTN (B)
       4.351%, 09/11/08                                  61,000          61,000
   Kestrel Funding MTN (A) (B) (D) (I) (K)
       3.070%, 03/27/08                                 100,000          99,953
   Stanfield Victoria Funding LLC MTN
     (A) (D) (F) (I) (K)
       3.070%, 03/20/08                                  80,000          71,200
                                                                  -------------
Total Corporate Obligations
   (Cost $658,062) ($ Thousands)                                        613,503
                                                                  -------------

INSURANCE FUNDING AGREEMENTS (B) (I) (J) -- 6.7%
   Metropolitan Life Insurance
       4.417%, 01/15/09                                 160,000         160,000
   Monumental Life Insurance
       5.280%, 07/29/08                                 101,500         101,500


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     11

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Asset Funding
       3.575%, 12/05/08                           $      75,000   $      75,000
                                                                  -------------
Total Insurance Funding Agreements
   (Cost $336,500) ($ Thousands)                                        336,500
                                                                  -------------

CAPITAL SUPPORT AGREEMENT (D) -- 0.6%
   SEI Capital Support Agreement
     (Cost $0)                                           30,079          30,079
                                                                  -------------

MUNICIPAL BOND -- 0.3%

TEXAS -- 0.3%
   Texas State, Veterans Funding I Project,
     Ser C, GO (B)
       3.200%, 12/01/25                                  12,700          12,700
                                                                  -------------
Total Municipal Bond
   (Cost $12,700) ($ Thousands)                                          12,700
                                                                  -------------

REPURCHASE AGREEMENTS (C) -- 14.6%
   Barclays Capital
     2.900%, dated 01/31/08, to be
     repurchased on 02/01/08,
     (collateralized by a FNMA
     obligation, par value $6,570,000,
     5.250%, 04/18/16, with total
     market value $7,140,938)                             7,000           7,000
   Deutsche Bank
     2.850%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $716,651,730
     (collateralized by various
     FNMA/FHLB obligations,
     ranging in par value $5,050,000-
     $319,870,000, 0.000%-7.125%,
     03/28/08-01/15/30, with total
     market value $730,927,877)                         716,595         716,595
   Lehman Brothers
     2.800%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $8,001,441
     (collateralized by a U.S. Government
     Obligation, par value $22,970,000,
     8.625%, 01/15/30, with total
     market value $8,161,471)                             8,000           8,000
                                                                  -------------
Total Repurchase Agreements
   (Cost $731,595) ($ Thousands)                                        731,595
                                                                  -------------
Total Investments -- 100.1%
   (Cost $5,015,000) ($ Thousands)                                $   5,000,520
                                                                  =============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $4,995,727 ($ Thousands).

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)   Tri-Party Repurchase Agreement.

(D) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9975. As of January 31, 2008, the fair value of the agreement was $30,079.

(E) On October 17, 2007, due to deterioration in the fair value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(F) On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default.

(G)   The rate reported is the effective yield at time of purchase.

(H) Securities are held in connection with a letter of credit issued by a major bank.

(I) Securities considered illiquid. The total value of such securities as of January 31, 2008 was $774,000 ($ Thousands) and represented 15.49% of Net Assets.

(J) Securities considered restricted. The total value of such securities as of January 31, 2008 was $336,500 ($ Thousands) and represented 6.74% of Net Assets.

(K)   The value shown is the fair value as of January 31, 2008. Please refer to
      Note 10 for the amortized cost value as of January 31, 2008.

FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12                     SEI Daily Income Trust / Annual Report / January 31, 2008

Treasury Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%   Repurchase Agreements

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (A) -- 100.2%
   Barclays Capital
     1.700%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $398,018,794
     (collateralized by a U.S.
     Treasury Obligation, par value
     $350,887,000, 5.375%,
     02/15/31, with total market
     value $405,960,154)                          $     398,000   $     398,000
   BNP Paribas
     1.700%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $398,018,794
     (collateralized by various U.S.
     Treasury Obligations, ranging
     in par value $147,383,000-
     $164,290,000, 2.000%-8.125%,
     01/15/14-08/15/19, with total
     market value $405,960,586)                         398,000         398,000
   Deutsche Bank
     1.750%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $387,775,849
     (collateralized by various U.S.
     Treasury Obligations, ranging
     in par value $8,770,000-
     $165,802,000, 4.500%-5.375%,
     02/15/09-02/15/31, with total
     market value $395,512,445)                         387,757         387,757
   JP Morgan Chase
     1.610%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $50,002,989
     (collateralized by various U.S.
     Treasury Obligations, ranging
     in par value $3,967,000-
     $40,755,000, 0.000%-3.875%,
     01/15/09-04/15/10, with total
     market value $51,003,052)                           50,000          50,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman Brothers
     1.650%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $398,001,363
     (collateralized by a U.S. Treasury
     Obligation, par value $409,855,000,
     0.000%, 07/03/08, with total
     market value $405,961,391)                   $     398,000   $     398,000
                                                                  -------------
Total Repurchase Agreements
   (Cost $1,631,757) ($ Thousands)                                    1,631,757
                                                                  -------------
Total Investments -- 100.2%
   (Cost $1,631,757) ($ Thousands)                                $   1,631,757
                                                                  =============

Percentages are based on Net Assets of $1,628,720 ($ Thousands).

(A) Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     13

SCHEDULE OF INVESTMENTS

Treasury II Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%   U.S. Treasury Obligations

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.8%
   U.S. Treasury Bills (A)
       2.700%, 02/07/08                           $      64,450   $      64,417
       2.702%, 02/14/08                                 163,000         162,908
       2.717%, 02/21/08                                  75,000          74,900
       2.735%, 02/28/08                                  15,000          14,969
       2.716%, 03/06/08                                  35,000          34,906
       1.553%, 03/13/08                                  45,120          45,040
       2.856%, 03/20/08                                  50,000          49,806
       3.187%, 04/03/08                                  10,000           9,946
       3.189%, 04/10/08                                  10,000           9,939
       3.318%, 05/01/08                                  10,000           9,918
       3.200%, 05/22/08                                   5,000           4,951
       3.277%, 06/19/08                                  15,000          14,809
   U.S. Treasury Notes
       3.375%, 02/15/08                                  89,000          89,006
       5.500%, 02/15/08                                  30,000          30,024
       4.625%, 02/29/08                                   8,000           8,010
       4.875%, 04/30/08                                   8,000           8,033
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $631,582) ($ Thousands)                                        631,582
                                                                  -------------
Total Investments -- 99.8%
   (Cost $631,582) ($ Thousands)                                  $     631,582
                                                                  =============

Percentages are based on Net Assets of $632,802 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14                     SEI Daily Income Trust / Annual Report / January 31, 2008

Short-Duration Government Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

52.5%   Mortgage-Backed Securities
29.1%   Repurchase Agreements
18.4%   U.S. Government Agency Obligations

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 72.1%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 72.1%
   FHLMC (A)
       7.295%, 06/01/24                           $          68   $          69
       7.259%, 06/01/24                                     152             156
       7.250%, 09/01/20                                      12              12
       7.174%, 07/01/24                                      34              35
       7.125%, 09/01/18                                      10              11
       7.119%, 06/01/17                                      51              52
       7.094%, 07/01/20                                       6               6
       7.045%, 04/01/22                                     147             149
       7.000%, 07/01/18 to 09/01/18                          29              30
       6.946%, 03/01/19                                      27              28
       6.925%, 12/01/23                                   3,631           3,763
       6.875%, 07/01/18                                      16              17
       6.854%, 04/01/29                                     173             177
       6.848%, 12/01/23                                     246             250
       6.750%, 02/01/17 to 07/01/18                          48              49
       6.600%, 04/01/29                                      79              82
       6.564%, 05/01/24                                      95              97
       6.500%, 04/01/16 to 03/01/17                          24              24
       6.378%, 03/01/19                                      44              45
       6.375%, 06/01/16 to 07/01/16                          20              20
       6.308%, 05/01/19                                      43              44
       6.250%, 02/01/16 to 11/01/20                          18              18
       6.166%, 02/01/19                                      49              50
       6.125%, 11/01/18                                      11              11
       6.000%, 01/01/18 to 06/01/21                       2,359           2,436
       5.935%, 04/01/19                                      26              26
       5.750%, 12/01/16                                       5               5
       5.500%, 01/01/17                                       9              10
       5.250%, 01/01/17                                       7               8
   FHLMC REMIC, Ser 2004-2780, Cl LC
       5.000%, 07/15/27                                   2,000           2,042
   FHLMC REMIC, Ser 2004-2826, Cl BK
       5.000%, 01/15/18                                   1,256           1,279
   FHLMC REMIC, Ser 2587, Cl ET
       3.700%, 07/15/17                                     975             968
   FHLMC REMIC, Ser 2617, Cl UN
       4.500%, 08/15/12                                     314             314
   FHLMC REMIC, Ser 2630, Cl KN
       2.500%, 04/15/13                                     765             761
   FHLMC REMIC, Ser 2684, Cl GN
       3.250%, 05/15/23                                     412             411
   FHLMC REMIC, Ser 2760, Cl PK
       4.500%, 10/15/21                                     720             721

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 2760, Cl PH
       3.500%, 10/15/21                           $         576   $         576
   FHLMC REMIC, Ser 2890, Cl PJ
       4.500%, 09/15/24                                   2,072           2,084
   FHLMC REMIC, Ser 2975, Cl VT
       5.000%, 02/15/11                                   2,300           2,346
   FHLMC REMIC, Ser 3153, Cl FX (A)
       4.586%, 05/15/36                                     837             828
   FHLMC REMIC, Ser T-42, Cl A5
       7.500%, 02/25/42                                   1,007           1,090
   FNMA (A)
       7.113%, 08/01/27                                     701             712
       7.081%, 09/01/24                                   1,161           1,190
       7.078%, 08/01/29                                   1,103           1,147
       7.000%, 06/01/37                                     300             316
       6.947%, 09/01/25                                     234             243
       6.610%, 04/01/09                                     149             152
       6.519%, 05/01/28                                   1,585           1,617
       6.500%, 02/01/38 (TBA)                            50,000          51,891
       6.490%, 08/01/08                                     523             523
       6.399%, 12/01/29                                     315             321
       6.155%, 12/01/08                                     766             772
       6.150%, 09/01/08                                   3,037           3,042
       6.130%, 10/01/08                                     139             139
       6.064%, 02/01/27                                     280             283
       6.011%, 06/01/09                                     328             327
       5.735%, 01/01/09                                   1,298           1,322
       5.500%, 02/01/38 (TBA)                            14,000          14,184
       4.990%, 02/01/13                                      86              88
       4.751%, 04/01/13                                     138             140
   FNMA REMIC, Ser 1992-61, Cl FA (A)
       4.025%, 10/25/22                                     233             236
   FNMA REMIC, Ser 1993-32, Cl H
       6.000%, 03/25/23                                     108             112
   FNMA REMIC, Ser 1993-5, Cl Z
       6.500%, 02/25/23                                      48              51
   FNMA REMIC, Ser 1994-77, Cl FB (A)
       4.875%, 04/25/24                                      23              24
   FNMA REMIC, Ser 1995-13, Cl C
       6.500%, 10/25/08                                      31              31
   FNMA REMIC, Ser 2001-51, Cl QN
       6.000%, 10/25/16                                     371             389
   FNMA REMIC, Ser 2001-53, Cl CA
       5.750%, 06/25/31                                      77              77
   FNMA REMIC, Ser 2002-3, Cl PG
       5.500%, 02/25/17                                   2,000           2,068
   FNMA REMIC, Ser 2002-53, Cl FK (A)
       3.776%, 04/25/32                                     439             439
   FNMA REMIC, Ser 2003-76, Cl CA
       3.750%, 07/25/33                                   1,456           1,368
   FNMA REMIC, Ser 2005-43, Cl EN
       5.000%, 05/25/19                                   2,000           2,032
   FNMA REMIC, Ser 2006-39, Cl PB
       5.500%, 07/25/29                                   2,386           2,452


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     15

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund (Concluded)

January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2006-46, Cl PB
       5.500%, 07/25/29                           $         469   $         482
   FNMA REMIC, Ser 2006-53, Cl PA
       5.500%, 12/25/26                                   3,278           3,353
   FNMA REMIC, Ser 2006-72, Cl FY (A)
       3.796%, 08/25/36                                   4,432           4,388
   FNMA REMIC, Ser 2006-76, Cl QF (A)
       3.776%, 08/25/36                                   4,238           4,224
   GNMA
       7.500%, 01/15/11 to 02/15/11                          23              24
       6.500%, 04/15/17 to 11/15/36                       1,978           2,060
       6.000%, 06/15/16 to 09/15/19                       1,001           1,034
   GNMA REMIC, Ser 2004-41, Cl ED
       3.750%, 10/20/26                                     204             204
   GNMA REMIC, Ser 2006-38, Cl XS, IO (A)
       3.169%, 09/16/35                                     318              35
                                                                  -------------
Total Mortgage-Backed Securities
   (Cost $124,043) ($ Thousands)                                        124,592
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.3%
   FHLB
        5.250%, 02/13/08                                 30,500          30,524
   FHLMC
        5.125%, 08/23/10                                  8,000           8,441
   FNMA
        5.000%, 03/15/16                                  4,517           4,811
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $43,207) ($ Thousands)                                          43,776
                                                                  -------------

REPURCHASE AGREEMENTS (B)-- 40.0%
   BNP Paribas
     3.000%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $38,703,225
     (collateralized by various FNMA/
     GNMA obligations, ranging in par
     value $9,100,090-$29,566,087,
     5.500%, 01/01/38-01/15/38,
     with total market value
     $39,474,001)                                        38,700          38,700

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   UBS Securities LLC
     2.950%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $30,400,695
     (collateralized by various FNMA
     obligations, ranging in par value
     $3,460,000-$27,000,000,
     5.500%-6.500%, 07/01/17-
     06/01/37, with total market
     value $31,008,709)                           $      30,400   $      30,400
                                                                  -------------
Total Repurchase Agreements
   (Cost $69,100) ($ Thousands)                                          69,100
                                                                  -------------
Total Investments -- 137.4%
   (Cost $236,350) ($ Thousands)                                  $     237,468
                                                                  =============

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                      NUMBER OF                   APPRECIATION
TYPE OF                               CONTRACTS     EXPIRATION   (DEPRECIATION)
CONTRACT                             LONG (SHORT)      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                  (46)        Mar-2008        $  (94)
U.S. 5-Year Treasury Note                161         Mar-2008           140
U.S. 2-Year Treasury Note                454         Mar-2008         1,323
U.S. 10-Year Treasury Note              (202)        Mar-2008          (114)
                                                                     ------
                                                                     $1,255
                                                                     ======

Percentages are based on Net Assets of $172,892 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Tri-Party Repurchase Agreement.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16                     SEI Daily Income Trust / Annual Report / January 31, 2008

Intermediate-Duration Government Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

41.7%   Mortgage-Backed Securities
28.4%   Repurchase Agreements
19.0%   U.S. Government Agency Obligations
 8.2%   U.S. Treasury Obligations
 2.7%   Asset-Backed Security

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 44.9%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 44.9%
   FHLMC
       8.250%, 01/01/09                           $           6   $           6
       6.500%, 01/01/18                                      57              60
       6.000%, 09/01/24                                   1,677           1,725
       5.500%, 06/01/19 to 12/01/20                       1,051           1,077
   FHLMC REMIC, Ser 1599, Cl C
       6.100%, 10/15/23                                     472             491
   FHLMC REMIC, Ser 165, Cl K
       6.500%, 09/15/21                                      20              20
   FHLMC REMIC, Ser 2586, Cl NK
       3.500%, 08/15/16                                     149             148
   FHLMC REMIC, Ser 2587, Cl ET
       3.700%, 07/15/17                                     563             559
   FHLMC REMIC, Ser 2630, Cl HA
       3.000%, 01/15/17                                   1,287           1,248
   FHLMC REMIC, Ser 2635, Cl NJ
       3.000%, 03/15/17                                     356             348
   FHLMC REMIC, Ser 2760, Cl PH
       3.500%, 10/15/21                                     250             249
   FNMA
       9.500%, 05/01/18                                      55              60
       6.450%, 09/01/18                                     697             766
       6.150%, 04/01/11                                     146             154
       6.390%, 04/01/12                                     243             260
       5.920%, 06/01/14                                     497             538
       5.931%, 02/01/12                                     617             654
       5.680%, 06/01/17                                     601             642
       5.626%, 12/01/11                                   1,746           1,834
       5.500%, 02/01/38 (TBA)                             4,000           4,052
       5.034%, 08/01/15                                     395             404
       5.016%, 02/01/13                                     223             230
       3.790%, 07/01/13                                   1,064           1,042
   FNMA REMIC, Ser 2001-51, Cl QN
       6.000%, 10/25/16                                     524             550
   FNMA REMIC, Ser 2004-27, Cl HN
       4.000%, 05/25/16                                     423             424
   FNMA REMIC, Ser 2006-72, Cl FY (A)
       3.796%, 08/25/36                                   3,390           3,357

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA
       8.750%, 07/20/17 to 07/20/17               $          11   $          12
       8.500%, 11/20/16 to 08/20/17                          92             101
       8.250%, 05/15/08 to 07/15/08                           2               2
       7.500%, 11/15/25 to 09/15/36                         590             628
       6.000%, 04/15/09 to 09/15/24                         956             991
                                                                  -------------
Total Mortgage-Backed Securities
   (Cost $22,398) ($ Thousands)                                          22,632
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATION -- 20.4%
   FHLMC
       6.000%, 06/15/11                                   9,400          10,281
                                                                  -------------
Total U.S. Government Agency Obligation
   (Cost $10,029) ($ Thousands)                                          10,281
                                                                  -------------
U.S. TREASURY OBLIGATION -- 8.9%
   U.S. Treasury Note
       4.750%, 03/31/11                                   4,150           4,454
                                                                  -------------
Total U.S. Treasury Obligation
  (Cost $4,130) ($ Thousands)                                             4,454
                                                                  -------------
ASSET-BACKED SECURITY -- 2.9%
   Small Business Administration,
      Ser 2005-P10B, Cl 1
        4.940%, 08/10/15                                  1,470           1,481
                                                                  -------------
Total Asset-Backed Security
   (Cost $1,470) ($ Thousands)                                            1,481
                                                                  -------------
REPURCHASE AGREEMENTS (B) -- 30.6%
   BNP Paribas
     3.000%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $9,300,775
     (collateralized by various FNMA/
     GNMA obligations, ranging in par
     value $3,814,746-$5,508,825,
     5.500%-6.000%, 10/15/37-
     01/01/38, with total market
     value $9,486,001)                                    9,300           9,300


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     17

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund (Concluded)

January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   UBS Securities LLC
     2.950%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $6,103,746
     (collateralized by a FNMA obligation,
     par value $6,295,000, 6.000%,
     06/01/37, with total market value
     $6,225,821)                                  $       6,100   $       6,100
                                                                  -------------
Total Repurchase Agreements
   (Cost $15,400) ($ Thousands)                                          15,400
                                                                  -------------
Total Investments -- 107.7%
   (Cost $53,427) ($ Thousands)                                   $      54,248
                                                                  =============

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                      NUMBER OF                   APPRECIATION
TYPE OF                               CONTRACTS     EXPIRATION   (DEPRECIATION)
CONTRACT                             LONG (SHORT)      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                  (13)        Mar-2008         $(17)
U.S. 5-Year Treasury Note                303         Mar-2008          686
U.S. 10-Year Treasury Note               (70)        Mar-2008          (62)
                                                                      ----
                                                                      $607
                                                                      ====

Percentages are based on Net Assets of $50,372 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)   Tri-Party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18                     SEI Daily Income Trust / Annual Report / January 31, 2008

GNMA Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.7%   Mortgage-Backed Securities
19.3%   Repurchase Agreement

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 98.9%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 98.9%
   FHLMC REMIC, Ser 3279, IO (A)
       2.194%, 02/15/37                           $       8,741   $         514
   FHLMC REMIC, Ser 3309, IO (A)
       2.214%, 04/15/37                                   8,016             454
   FNMA
       8.000%, 09/01/14 to 09/01/28                         270             293
       7.000%, 08/01/29 to 09/01/32                         495             528
       6.500%, 09/01/32                                     318             332
       5.500%, 07/01/37                                   1,020           1,034
       5.000%, 03/01/37 (TBA)                             1,500           1,491
   FNMA REMIC, Ser 1990-91, Cl G
       7.000%, 08/25/20                                      55              59
   FNMA REMIC, Ser 1992-105, Cl B
       7.000%, 06/25/22                                     106             115
   FNMA REMIC, Ser 2002-42, Cl C
       6.000%, 07/25/17                                   1,500           1,604
   GNMA
       10.000%, 05/15/16 to 04/15/20                         30              34
       9.500%, 06/15/09 to 11/15/20                         234             249
       9.000%, 12/15/17 to 05/15/22                         261             287
       8.500%, 08/15/08 to 06/15/17                          77              85
       8.000%, 04/15/17 to 03/15/32                       1,093           1,195
       7.750%, 10/15/26                                      47              52
       7.500%, 02/15/27 to 05/15/36                       1,554           1,662
       7.250%, 01/15/28                                     187             201
       7.000%, 04/15/19 to 11/15/33                       8,057           8,624
       6.750%, 11/15/27                                      52              56
       6.500%, 09/15/10 to 04/15/37                      10,198          10,688
       6.000%, 07/15/24 to 11/15/33                       3,376           3,496
       5.500%, 10/15/32 to 04/15/37                      16,542          16,883
       5.000%, 04/15/33 to 12/15/35                      49,296          49,428
       4.500%, 08/15/33 to 09/15/34                       8,799           8,619
   GNMA REMIC, Ser 2002-45, Cl QE
       6.500%, 06/20/32                                   1,623           1,723
   GNMA REMIC, Ser 2003-63, Cl UV
       3.500%, 07/20/30                                   2,069           2,029
   GNMA REMIC, Ser 2005-70, Cl AI, IO
       5.000%, 10/20/33                                   9,480           1,375
   GNMA REMIC, Ser 2006-38,
     Cl XS, IO (A)
       3.169%, 09/16/35                                   4,241             461
                                                                  -------------
Total Mortgage-Backed Securities
   (Cost $111,444) ($ Thousands)                                        113,571
                                                                  -------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 23.7%
   BNP Paribas
     3.000%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $27,202,267
     (collateralized by a GNMA
     obligation, par value
     $27,239,496, 6.000%,
     10/15/37, with total market
     value $27,744,001)                           $      27,200   $      27,200
                                                                  -------------
Total Repurchase Agreement
   (Cost $27,200) ($ Thousands)                                          27,200
                                                                  -------------
Total Investments -- 122.6%
   (Cost $138,644) ($ Thousands)                                  $     140,771
                                                                  =============

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                     NUMBER OF                    APPRECIATION
TYPE OF                              CONTRACTS     EXPIRATION    (DEPRECIATION)
CONTRACT                            LONG (SHORT)      DATE       ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. Long Treasury Bond                  1          Mar-2008         $  3
U.S. 5-Year Treasury Note                7          Mar-2008          (10)
U.S. 10-Year Treasury Note               5          Mar-2008           (3)
                                                                     ----
                                                                     $(10)
                                                                     ====

Percentages are based on Net Assets of $114,824 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)   Tri-Party Repurchase Agreement.

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only - face amount represents notional amount
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     19

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund

January 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

29.3%   Repurchase Agreements
23.9%   Asset-Backed Securities
22.9%   Mortgage-Backed Securities
13.0%   Corporate Obligations
10.9%   U.S. Government Agency Obligations

+Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 24.1%

AUTOMOTIVE -- 8.4%
   AESOP Funding II LLC, Ser 2005-1A,
     Cl A2 (A) (B)
       3.994%, 04/20/09                           $         400   $         400
   AmeriCredit Automobile Receivables
     Trust, Ser 2005-CF, Cl A3
       4.470%, 05/06/10                                     153             153
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-AX, Cl A2
       5.290%, 11/06/10                                     553             552
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-AX, Cl A3
       5.190%, 11/06/11                                   2,100           2,059
   AmeriCredit Automobile Receivables
     Trust, Ser 2007-CM, Cl A3A
       5.420%, 05/07/12                                   1,720           1,618
   BMW Vehicle Lease Trust,
     Ser 2007-1, Cl A3A
       4.590%, 08/15/13                                     655             666
   BMW Vehicle Owner Trust,
     Ser 2005-A, Cl A4
       4.280%, 02/25/10                                   1,677           1,684
   Capital Auto Receivables Asset Trust,
     Ser 2005-1, Cl B (A)
       4.611%, 06/15/10                                     440             439
   Capital Auto Receivables Asset Trust,
     Ser 2007-3, Cl A3A
       5.020%, 09/15/11                                     575             588
   Capital One Auto Finance Trust,
     Ser 2007-C, Cl A3A
       5.130%, 04/16/12                                   1,475           1,497
   Capital One Prime Auto Receivables
     Trust, Ser 2007-2, Cl A2
       5.050%, 03/15/10                                   1,250           1,264
   Carmax Auto Owner Trust, Ser 2004-2,
     Cl A4
       3.460%, 09/15/11                                     252             252
   Carmax Auto Owner Trust,
     Ser 2005-2, Cl A3
       4.210%, 01/15/10                                     534             535

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Carmax Auto Owner Trust,
     Ser 2006-2, Cl A4
       5.140%, 11/15/11                           $       1,120   $       1,150
   Carmax Auto Owner Trust,
     Ser 2008-1, Cl A4A
       4.790%, 02/15/13                                   1,750           1,750
   Chase Manhattan Auto Owner
     Trust, Ser 2004-A, Cl A4
       2.830%, 09/15/10                                     843             842
   Chase Manhattan Auto Owner Trust,
     Ser 2005-A, Cl A4
       3.980%, 04/15/11                                   1,675           1,682
   CPS Auto Trust, Ser 2007-C,
     Cl A2 (B)
       5.530%, 11/15/10                                     600             603
   Daimler Chrysler Auto Trust,
     Ser 2005-B, Cl A3
       4.040%, 09/08/09                                     110             111
   Ford Credit Auto Owner Trust,
     Ser 2007-A, Cl A2A
       5.420%, 04/15/10                                   1,160           1,174
   Ford Credit Auto Owner Trust,
     Ser 2007-B, Cl A3A
       5.150%, 11/15/11                                     745             764
   Ford Credit Auto Owner Trust,
     Ser 2008-A, Cl A3A
       3.960%, 04/15/12                                   1,610           1,616
   Harley-Davidson Motorcycle Trust,
     Ser 2007-1, Cl A2
       5.290%, 01/18/11                                     328             330
   Honda Auto Receivables Owner Trust,
     Ser 2005-1, Cl A4
       3.820%, 05/21/10                                     804             805
   Honda Auto Receivables Owner Trust,
     Ser 2005-3, Cl A3
       3.870%, 04/20/09                                     178             178
   Household Automotive Trust,
     Ser 2005-1, Cl A3
       4.150%, 02/17/10                                     313             314
   Household Automotive Trust,
     Ser 2005-3, Cl A3
       4.800%, 10/18/10                                     582             583
   Household Automotive Trust,
     Ser 2007-1, Cl A2
       5.320%, 05/17/10                                     307             309
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A3
       3.980%, 11/16/09                                     231             232
   Hyundai Auto Receivables Trust,
     Ser 2007-A, Cl A3A
       5.040%, 01/17/12                                     205             208


--------------------------------------------------------------------------------
20                     SEI Daily Income Trust / Annual Report / January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Long Beach Auto Receivables Trust,
     Ser 2006-B, Cl A3
       5.170%, 08/15/11                           $       2,075   $       2,082
   M&I Auto Loan Trust, Ser 2005-1,
     Cl A3
       4.830%, 09/21/09                                     896             899
   Merrill Auto Trust Securitization,
     Ser 2005-1, Cl B (A)
       3.616%, 07/25/12                                      79              79
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A4
       3.330%, 10/15/11                                     207             207
   Nissan Auto Receivables Owner Trust,
     Ser 2005-C, Cl A3
       4.190%, 07/15/09                                     268             268
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A3
       4.740%, 09/15/09                                     410             412
   Nissan Auto Receivables Owner Trust,
     Ser 2008-A, Cl A3
       3.890%, 08/15/11                                     670             671
   Santander Drive Auto Receivables
     Trust, Ser 2007-1, Cl A2
       5.200%, 12/15/10                                   1,166           1,163
   USAA Auto Owner Trust, Ser 2007-2,
     Cl A3
       4.900%, 02/15/12                                     735             750
   USAA Auto Owner Trust, Ser 2008-1,
     Cl A3
       4.160%, 04/16/12                                     965             973
   Volkswagen Auto Lease Trust,
     Ser 2006-A, Cl A3
       5.500%, 09/21/09                                     700             708
   WFS Financial Owner Trust,
     Ser 2005-2, Cl B
       4.570%, 11/19/12                                   1,234           1,248
   Wachovia Auto Owner Trust,
     Ser 2005-B, Cl A3
       4.790%, 04/20/10                                     515             516
   World Omni Auto Receivables Trust,
     Ser 2004-A, Cl B (C)
       3.620%, 07/12/11                                     227             227
                                                                  -------------
                                                                         34,561
                                                                  -------------
CREDIT CARD -- 5.5%
   Advanta Business Card Master Trust,
     Ser 2005-B1, Cl B1 (A)
       4.314%, 02/20/14                                   1,250           1,130
   Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C1 (A)
       4.444%, 08/22/11                                   1,500           1,463

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Advanta Business Card Master Trust,
     Ser 2006-B2, Cl B2 (A)
       4.184%, 06/20/14                           $       2,000   $       1,811
   American Express Issuance Trust,
     Ser 2007-1, Cl A (A)
       4.436%, 09/15/11                                     715             708
   Bank of America Credit Card Trust,
     Ser 2006-C7, Cl C7 (A)
       4.466%, 03/15/12                                   1,000             959
   Bank of America Credit Card Trust,
     Ser 2007-A13, Cl A13 (A)
       4.456%, 04/16/12                                   1,500           1,492
   Cabela's Master Credit Card Trust,
     Ser 2006-3A, Cl B (A) (B)
       4.440%, 10/15/14                                   2,000           1,731
   Capital One Multi-Asset Execution
     Trust, Ser 2004-C4, Cl C4 (A)
       4.886%, 06/15/12                                   1,350           1,295
   Capital One Multi-Asset Execution
     Trust, Ser 2005-B2, Cl B2 (A)
       4.386%, 03/15/11                                   1,500           1,500
   Capital One Multi-Asset Execution
     Trust, Ser 2007-C2, Cl C2 (A)
       4.536%, 11/15/14                                   1,200           1,046
   Capital One Multi-Asset Execution
     Trust, Ser 2007-C3, Cl C3 (A)
       4.526%, 04/15/13                                   1,500           1,349
   Chase Issuance Trust,
     Ser 2007-A14, Cl A14 (A)
       4.486%, 09/15/11                                   1,000             996
   Citibank Credit Card Issuance Trust,
     Ser 2006-A5, Cl A5
       5.300%, 05/20/11                                   1,505           1,544
   Discover Card Master Trust I,
     Ser 2005-1, Cl B (A)
       4.386%, 09/16/10                                   1,133           1,133
   MBNA Credit Card Master Note Trust,
     Ser 2005-A7, Cl A7
       4.300%, 02/15/11                                     595             597
   MBNA Credit Card Master Note Trust,
     Ser 2006-A1, Cl A1
       4.900%, 07/15/11                                   1,000           1,017
   Washington Mutual Master Note Trust,
     Ser 2006-C2A, Cl C2 (A) (B)
       4.736%, 08/15/15                                   1,300           1,309
   Washington Mutual Master Note Trust,
     Ser 2006-C3A, Cl C3A (A) (B)
       4.620%, 10/15/13                                   1,490           1,347
                                                                  -------------
                                                                         22,427
                                                                  -------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     21

SCHEDULE OF INVESTMENTS

January 31, 2008

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 5.9%
   ACAS Business Loan Trust,
     Ser 2005-1A, Cl A1 (A) (B)
       3.581%, 07/25/19                           $       1,000     $       972
   ACAS Business Loan Trust,
     Ser 2007-1A, Cl C (A) (B)
       5.728%, 08/16/19                                   1,585           1,460
   AIG Credit Premium Finance Master
     Trust, Ser 2005-1, Cl A (A)
       4.316%, 04/15/10                                   1,470           1,465
   Babson CLO Ltd., Ser 2007-1A,
     Cl A1 (A) (B)
       4.176%, 01/18/21                                   1,190           1,131
   Capital Source Commercial Loan Trust,
     Ser 2006-1A, Cl C (A) (B)
       4.484%, 08/22/16                                     494             464
   Capital Source Commercial Loan Trust,
     Ser 2006-2A, Cl A1A (A) (B)
       4.144%, 09/20/22                                   1,460           1,388
   CIT Equipment Collateral,
     Ser 2005-EF1, Cl A3
       4.420%, 05/20/09                                     147             147
   CIT Equipment Collateral,
     Ser 2006-VT1, Cl A3
       5.130%, 12/21/09                                   1,012           1,017
   CNH Equipment Trust, Ser 2005-A,
     Cl A3
       4.020%, 04/15/09                                      12              12
   CNH Equipment Trust, Ser 2006-B,
     Cl A3
       5.200%, 06/15/10                                   1,141           1,151
   CNH Wholesale Master Note Trust,
     Ser 2006-1A, Cl B (A) (B)
       4.516%, 07/15/12                                     245             226
   Colts Trust, Ser 2005-1A,
     Cl A1 (A) (B)
       5.146%, 03/20/15                                       6               6
   Colts Trust, Ser 2006-2A,
     Cl A (A) (B)
       5.206%, 12/20/18                                   1,950           1,901
   Credit-Based Asset Servicing and
     Securitization CBO, Ser 2006-16A,
     Cl A (A) (B)
       5.400%, 09/06/41                                   1,453             995
   Franklin CLO Ltd., Ser 2003-4A,
     Cl A (A) (B)
       5.477%, 09/20/15                                     500             496
   GE Commercial Equipment Financing
     LLC, Ser 2005-1, Cl A3A
       3.980%, 03/20/09                                      57              57
   GE Equipment Small Ticket LLC,
     Ser 2005-1A, Cl B (B)
       4.620%, 12/22/14                                     330             334

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GE Equipment Small Ticket LLC,
     Ser 2005-2A, Cl A4 (B)
       5.010%, 06/22/15                           $       2,226   $       2,277
   John Deere Owner Trust, Ser 2007-A,
     Cl A2
       5.210%, 10/15/09                                     159             160
   Katonah CLO, Ser 2005-7A,
     Cl B (A) (B)
       5.290%, 11/15/17                                   1,200           1,103
   Lambda Finance BV, Ser 2005-1A,
     Cl B3 (A) (B)
       5.239%, 11/15/29                                     840             754
   Madison Park Funding CLO,
     Ser 2007-4A, Cl A1B (A) (B)
       5.184%, 03/22/21                                   1,000             887
   Marlin Leasing Receivables LLC,
     Ser 2005-1A, Cl B (B)
       5.090%, 08/15/12                                      66              67
   Marlin Leasing Receivables LLC,
     Ser 2006-1A, Cl A2 (B)
       5.430%, 11/17/08                                     317             318
   Merritt Funding Trust CLO,
     Ser 2005-2A, Cl B (A) (B)
       4.958%, 07/15/15                                     541             490
   Morgan Stanley ABS Capital I,
     Ser 2006-WMC1, Cl A2B (A)
       3.576%, 12/25/35                                   1,390           1,349
   PFS Financing, Ser 2006-B,
     Cl A (A) (B)
       5.081%, 09/15/11                                     965             963
   Sierra Receivables Funding,
     Ser 2007-2A, Cl A2 (A) (B)
       5.950%, 09/20/19                                     864             839
   SLMA, Ser 2003-A, Cl A1 (A)
       5.100%, 12/15/15                                     125             125
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl C (A)
       4.836%, 01/15/12                                     200             191
   Superior Wholesale Inventory Financing
     Trust, Ser 2007-AE1, Cl B (A)
       4.536%, 01/15/12                                     110             106
   Wadsworth CDO, Ser 2006-1A,
     Cl B (A) (B)
       5.340%, 11/05/46                                     315              32
   William Street Funding, Ser 2006-1,
     Cl A (A) (B)
       4.078%, 01/23/12                                   1,260           1,135
                                                                  -------------
                                                                         24,018
                                                                  -------------

MORTGAGE RELATED -- 4.3%
   ACE Securities, Ser 2006-CW1,
     Cl A2C (A)
       3.516%, 07/25/36                                     895             795


--------------------------------------------------------------------------------
22                     SEI Daily Income Trust / Annual Report / January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Asset Backed Funding Certificates,
     Ser 2006-OPT2, Cl A3B (A)
       3.486%, 10/25/36                          $        1,900     $     1,821
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2005-HE11, Cl A2 (A)
       3.626%, 11/25/35                                     272             267
   Bear Stearns Asset-Backed Securities
     Trust, Ser 2006-HE1, Cl 1A1 (A)
       3.466%, 12/25/35                                     119             118
   Citigroup Mortgage Loan Trust,
     Ser 2006-WFH3, Cl M1(A)
       3.666%, 10/25/36                                   1,325             724
   Countrywide Asset-Backed Certificates,
     Ser 2006-2, Cl 2A2 (A)
       3.566%, 06/25/36                                     742             715
   First Franklin Mortgage Loan Asset
     Backed Certificates, Ser 2007-FF1,
     Cl M2 (A)
       3.636%, 01/25/38                                   1,250             485
   GMAC Mortgage Loan Trust,
     Ser 2006-HE4, Cl A2 (A)
       3.516%, 12/25/36                                   2,000           1,846
   JP Morgan Mortgage Acquisition,
     Ser 2007-CH5, Cl M1 (A)
       3.646%, 06/25/37                                   2,000           1,045
   Long Beach Mortgage Loan Trust,
     Ser 2006-6, Cl 2A3 (A)
       3.530%, 07/25/36                                   1,190             891
   Morgan Stanley Home Equity Loans,
     Ser 2005-4, Cl A2B (A)
       3.596%, 09/25/35                                   2,000           1,969
   New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2B (A)
       3.546%, 12/25/35                                     523             520
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (A)
       3.680%, 06/25/33                                     147             138
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl A3 (A)
       3.586%, 12/25/35                                   1,313           1,270
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl 2A2 (A)
       3.506%, 01/25/36                                   1,590           1,566
   Option One Mortgage Loan Trust,
     Ser 2007-FXD1, Cl 3A3 (A)
       5.611%, 01/25/37                                     305             274
   Option One Mortgage Loan Trust,
     Ser 2007-FXD2, Cl 2A1 (C)
       5.900%, 03/25/37                                   1,026           1,009
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1 (A)
       3.450%, 02/25/38                                     770             721

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Asset Securities,
     Ser 2006-EMX6, Cl A3 (A)
       3.530%, 07/25/36                           $       1,005   $         874
   Residential Asset Securities,
     Ser 2006-KS1, Cl A2 (A)
       3.516%, 02/25/36                                     590             584
                                                                  -------------
                                                                         17,632
                                                                  -------------
Total Asset-Backed Securities
   (Cost $95,038) ($ Thousands)                                          98,638
                                                                  -------------

MORTGAGE-BACKED SECURITIES -- 23.0%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.9%
   FHLMC (A)
       6.810%, 02/01/30                                     853             862
       6.797%, 02/01/22                                   1,321           1,339
   FHLMC REMIC, Ser 1599, Cl C
       6.100%, 10/15/23                                     306             319
   FHLMC REMIC, Ser 2004-2780,
     Cl LC
       5.000%, 07/15/27                                   1,000           1,021
   FHLMC REMIC, Ser 2630, Cl HA
       3.000%, 01/15/17                                   1,371           1,329
   FHLMC REMIC, Ser 3153, Cl FX (A)
       4.586%, 05/15/36                                   1,797           1,778
   FNMA (A)
       7.081%, 09/01/24                                     580             595
       6.876%, 01/01/29                                      75              77
       6.825%, 09/01/24                                     222             227
       6.781%, 11/01/23                                     609             619
       6.761%, 11/01/25                                     127             131
       6.519%, 05/01/28                                     991           1,011
       6.306%, 11/01/21                                     159             159
       6.000%, 01/01/27                                   2,114           2,176
   FNMA REMIC, Ser 1993-220,
     Cl FA (A)
       3.975%, 11/25/13                                     160             161
   FNMA REMIC, Ser 1993-58, Cl H
       5.500%, 04/25/23                                     235             244
   FNMA REMIC, Ser 2001-33,
     Cl FA (A)
       3.826%, 07/25/31                                     320             320
   FNMA REMIC, Ser 2002-63,
     Cl QF (A)
       3.676%, 04/25/29                                     209             209
   FNMA REMIC, Ser 2002-64,
     Cl FG (A)
       4.239%, 10/18/32                                     204             204
   FNMA REMIC, Ser 2002-78, Cl AU
       5.000%, 06/25/30                                     722             726
   FNMA REMIC, Ser 2006-39, Cl PB
       5.500%, 07/25/29                                   2,546           2,615
                                                                  -------------
                                                                         16,122
                                                                  -------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     23

SCHEDULE OF INVESTMENTS

January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 19.1%
   Arkle Master Issuer PLC,
     Ser 2006-1A, Cl M (A) (B)
       5.095%, 02/17/52                           $       1,000   $         953
   Banc of America Funding,
     Ser 2005-F, Cl 4A1 (A)
       5.350%, 09/20/35                                     902             868
   Banc of America Funding,
     Ser 2006-D, Cl 3A1 (A)
       5.574%, 05/20/36                                   1,152           1,168
   Banc of America Large Loan,
     Ser 2007-BMB1 (A) (B)
       4.746%, 08/15/29                                     596             573
   Banc of America Mortgage Securities,
     Ser 2004-F, Cl 2A5 (A)
       4.144%, 07/25/34                                   1,300           1,313
   Banc of America Mortgage Securities,
     Ser 2005-A, Cl 2A2 (A)
       4.463%, 02/25/35                                   1,665           1,676
   Banc of America Mortgage Securities,
     Ser 2005-F, Cl 2A2 (A)
       5.012%, 07/25/35                                   2,664           2,700
   Banc of America Mortgage Securities,
     Ser 2005-H, Cl 2A1 (A)
       4.803%, 09/25/35                                     829             838
   Banc of America Mortgage Securities,
     Ser 2005-J, Cl 2A1 (A)
       5.089%, 11/25/35                                     291             296
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-12, Cl 11A1 (A)
       5.434%, 02/25/36                                     599             603
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-3, Cl 2A1 (A)
       5.063%, 06/25/35                                     708             714
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-6, Cl 3A1 (A)
       5.268%, 08/25/35                                   1,390           1,417
   Bear Stearns Adjustable Rate Mortgage
     Trust, Ser 2005-9, Cl A1 (A)
       4.625%, 10/25/35                                   1,406           1,406
   Bear Stearns Commercial Mortgage
     Securities, Ser 2001-TOP2, Cl A2
       6.480%, 02/15/35                                   1,600           1,663
   Citigroup Commercial Mortgage Trust,
     Ser 2006-FL2, Cl D (A) (B)
       4.450%, 08/15/21                                     510             501
   Citigroup Commercial Mortgage Trust,
     Ser 2007-FL3A, Cl J (A) (B)
       5.186%, 04/15/22                                     550             463
   Citigroup Mortgage Loan Trust,
     Ser 2004-HYB3, Cl 1A (A)
       5.745%, 09/25/34                                     522             527

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup Mortgage Loan Trust,
     Ser 2006-AR2, Cl 1A1 (A)
       5.627%, 03/25/36                           $       1,168   $       1,188
   Countrywide Alternative Loan Trust,
     Ser 2007-HY5R, Cl 2A1A (A)
       5.544%, 03/25/47                                   1,281           1,251
   Countrywide Home Loans,
     Ser 2004-29, Cl 1A1 (A)
       3.646%, 02/25/35                                     132             125
   Countrywide Home Loans,
     Ser 2005-7, Cl 1A1 (A)
       3.646%, 03/25/35                                     241             228
   Countrywide Home Loans,
     Ser 2005-HY10, Cl 3A1A (A)
       5.377%, 02/20/36                                   1,039             986
   Crusade Global Trust, Ser 2003-1,
     Cl A (A)
       4.198%, 01/17/34                                     523             513
   First Horizon Asset Securities,
     Ser 2005-2, Cl 1A1
       5.500%, 05/25/35                                   1,565           1,584
   Fosse Master Issuer PLC,
     Ser 2007-1A, Cl C2 (A) (B)
       4.501%, 10/18/54                                   1,305           1,129
   GE Commercial Loan Trust,
     Ser 2006-2, Cl C (A) (B)
       4.444%, 10/19/16                                     407             357
   GE Commercial Loan Trust,
     Ser 2006-3, Cl C (A) (B)
       4.444%, 01/19/17                                     799             701
   GMAC Mortgage Loan Trust,
     Ser 2005-AR6, Cl 2A1 (A)
       5.196%, 11/19/35                                   1,372           1,397
   Granite Master Issuer PLC,
     Ser 2006-1A, Cl A5 (A) (B)
       5.019%, 12/20/54                                   1,214           1,092
   Granite Master Issuer PLC,
     Ser 2006-3, Cl M1 (A)
       4.074%, 12/20/54                                     715             628
   Granite Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (A)
       5.226%, 12/20/54                                     410             388
   GSR Mortgage Loan Trust,
     Ser 2005-AR4, Cl 2A1 (A)
       4.988%, 07/25/35                                   1,913           1,920
   GSR Mortgage Loan Trust,
     Ser 2007-AR2, Cl 1A1 (A)
       5.790%, 05/25/47                                   1,533           1,555
   Holmes Master Issuer PLC,
     Ser 2007-1, Cl 1C1 (A)
       4.538%, 07/15/40                                     410             403


--------------------------------------------------------------------------------
24                     SEI Daily Income Trust / Annual Report / January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Holmes Master Issuer PLC,
     Ser 2007-2A, Cl 1C (A)
       4.488%, 07/15/40                              $      595     $       565
   Impac CMB Trust, Ser 2004-9,
     Cl 1A1 (A)
       4.136%, 01/25/35                                     426             414
   Impac CMB Trust, Ser 2005-2,
     Cl 1A1 (A)
       3.636%, 04/25/35                                     475             457
   Impac CMB Trust, Ser 2005-3,
     Cl A1 (A)
       3.616%, 08/25/35                                     405             384
   Impac CMB Trust, Ser 2005-5,
     Cl A1 (A)
       3.696%, 08/25/35                                     338             322
   Impac CMB Trust, Ser 2005-8,
     Cl 1A (A)
       3.636%, 02/25/36                                   1,021             965
   JPMorgan Mortgage Trust,
     Ser 2005-A6, Cl 7A1 (A)
       4.968%, 08/25/35                                     806             812
   JPMorgan Mortgage Trust,
     Ser 2007-A3, Cl 1A1 (A)
       5.478%, 05/25/37                                   1,297           1,319
   Master Adjustable Rate Mortgages
     Trust, Ser 2004-12, Cl 5A1 (A)
       6.936%, 10/25/34                                     257             260
   Merrill Lynch Mortgage-Backed
     Securities Trust, Ser 2007-2,
     Cl 1A1 (A)
       5.800%, 08/25/36                                   1,545           1,587
   Merrill Lynch Mortgage-Backed
     Securities Trust, Ser 2007-3,
     Cl 2A1 (A)
       5.640%, 06/25/37                                   1,495           1,514
   Merrill Lynch Mortgage Investors,
     Ser 2005-A2, Cl A2 (A)
       4.488%, 02/25/35                                   1,151           1,132
   Merrill Lynch Mortgage Investors,
     Ser 2005-A3, Cl A1 (A)
       3.646%, 04/25/35                                     543             533
   Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1A (A)
       5.130%, 12/25/35                                     933             942
   MLCC Mortgage Investors,
     Ser 2004-G, Cl A1 (A)
       3.656%, 01/25/30                                     157             147
   MLCC Mortgage Investors,
     Ser 2004-HB1, Cl A1 (A)
       3.736%, 04/25/29                                     191             190
   MLCC Mortgage Investors,
     Ser 2005-A, Cl A1 (A)
       3.606%, 03/25/30                                     173             170

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MLCC Mortgage Investors,
     Ser 2006-1, Cl 2A1 (A)
       5.386%, 02/25/36                           $         960   $         972
   Mortgage IT Trust, Ser 2005-2,
     Cl 1A1 (A)
       3.636%, 05/25/35                                     378             361
   Mortgage IT Trust, Ser 2005-3,
     Cl A1 (A)
       3.676%, 08/25/35                                   1,177           1,136
   Mortgage IT Trust, Ser 2005-4,
     Cl A1 (A)
       3.656%, 10/25/35                                   1,551           1,429
   Mortgage IT Trust, Ser 2005-5,
     Cl A1 (A)
       3.636%, 12/25/35                                   1,455           1,373
   Paragon Mortgages PLC,
     Ser 12A, Cl A2C (A) (B)
       4.979%, 11/15/38                                     455             436
   Paragon Mortgages PLC,
     Ser 15A, Cl A2C (A) (B)
       5.101%, 12/15/39                                     912             861
   Permanent Master Issuer PLC,
     Ser 2006-1, Cl 2C (A)
       4.660%, 07/15/42                                   1,200           1,180
   Prima, Ser 2006-1, Cl A1
     5.070%, 12/28/48                                       850             824
   Puma Finance, Ser S1, Cl A
     (A) (B)
       5.096%, 08/09/35                                     380             377
   Residential Funding Mortgage
     Securities I, Ser 2005-SA5,
     Cl 2A (A)
       5.332%, 11/25/35                                     790             806
   Residential Funding Mortgage
     Securities I, Ser 2007-SA2,
     Cl 2A2 (A)
       5.676%, 04/25/37                                   1,110           1,138
   Residential Funding Mortgage
     Securities I, Ser 2007-SA2,
     Cl 2A1 (A)
       5.676%, 04/25/37                                   1,565           1,606
   Residential Funding Mortgage
     Securities I, Ser 2007-SA3,
     Cl 2A1 (A)
       5.783%, 07/27/37                                   1,423           1,454
   Residential Mortgage Securities,
     Ser 22A, Cl A1B (A) (B)
       4.940%, 11/14/31                                     361             360
   RMAC PLC, Ser 2003-NS4A,
     Cl A2B (A) (B)
       5.433%, 03/12/36                                      79              78


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     25

SCHEDULE OF INVESTMENTS

January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RMAC Securities PLC,
     Ser 2006-NS2A, Cl A1B
     (A) (B)
       5.177%, 06/12/24                           $         344   $         343
   Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1 (A)
       4.204%, 01/20/35                                     157             152
   Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
       4.164%, 02/20/35                                     149             146
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2004-AR5, Cl A6 (A)
       3.843%, 06/25/34                                   1,300           1,308
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2006-AR2, Cl 1A1 (A)
       5.309%, 03/25/37                                   1,660           1,692
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2003-J,
     Cl 2A4 (A)
       4.450%, 10/25/33                                     550             548
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2004-BB,
     Cl A2 (A)
       4.560%, 01/25/35                                   1,092           1,106
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR1,
     Cl 2A1 (A)
       4.494%, 02/25/35                                     968             978
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR16,
     Cl 3A2 (A)
       4.997%, 10/25/35                                   1,559           1,579
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR16,
     Cl 6A3 (A)
       5.000%, 10/25/35                                   1,994           2,008
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2005-AR4,
     Cl 2A2 (A)
       4.523%, 04/25/35                                     890             877
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR10,
     Cl 2A1 (A)
       5.647%, 07/25/36                                   1,672           1,701
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR12,
     Cl 1A1 (A)
       6.024%, 09/25/36                                   1,380           1,407

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR5,
     Cl 2A1 (A)
       5.535%, 04/25/36                           $       1,332   $       1,364
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR6,
     Cl 2A1 (A)
       5.094%, 03/25/36                                   1,613           1,620
   Wells Fargo Mortgage-Backed
     Securities Trust, Ser 2006-AR8,
     Cl 2A1 (A)
       5.240%, 04/25/36                                   1,607           1,635
   Westpac Securitisation Trust,
     Ser 2005-1G, Cl A1 (A)
       4.954%, 03/23/36                                     351             335
                                                                  -------------
                                                                         78,027
                                                                  -------------
Total Mortgage-Backed Securities
   (Cost $104,084) ($ Thousands)                                         94,149
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.0%
   FHLB
       3.875%, 08/22/08                                     175             176
   FHLB DN (E)
       4.264%, 02/25/08                                  10,000           9,897
   FHLMC DN (E)
       3.493%, 05/30/08                                   5,000           4,958
       4.295%, 02/25/08                                  10,000           9,983
   FNMA DN (E)
       3.428%, 07/16/08                                   5,000           4,943
       3.500%, 06/12/08                                   5,000           4,954
       4.314%, 02/27/08                                  10,000           9,982
                                                                  -------------
Total U.S. Government Agency Obligations
(Cost $44,798) ($ Thousands)                                             44,893
                                                                  -------------

CORPORATE OBLIGATIONS -- 13.1%

BANKS -- 2.2%
   Comerica Bank (A)
       5.178%, 12/12/08                                   1,800           1,803
       3.979%, 06/19/09                                   1,200           1,198
       3.265%, 05/10/10                                   1,000             995
   HSBC Bank
       4.230%, 04/10/08                                   3,500           3,505
   Wachovia (A)
       5.111%, 03/15/11                                   1,750           1,705
                                                                  -------------
                                                                          9,206
                                                                  -------------


--------------------------------------------------------------------------------
26                     SEI Daily Income Trust / Annual Report / January 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 1.5%
   CVS Caremark (A)
       5.441%, 06/01/10                           $         865   $         845
   Daimler Finance North America LLC,
     Ser E MTN (A)
       3.769%, 10/31/08                                   2,000           1,996
   President and Fellows of Harvard
     College
       3.700%, 04/01/13                                   1,325           1,327
   Whirlpool (A)
       5.491%, 06/15/09                                   2,000           2,006
                                                                  -------------
                                                                          6,174
                                                                  -------------

FINANCIAL SERVICES -- 6.7%
   BNP Paribas
       4.040%, 04/11/08                                   4,000           4,005
   Calyon
       4.600%, 04/04/08                                   3,000           3,006
       4.500%, 04/08/08                                   4,500           4,509
       4.285%, 07/07/08                                   4,500           4,517
   Credit Suisse First Boston
       4.420%, 07/03/08                                   3,500           3,519
   General Electric Capital (A)
       3.334%, 04/28/11                                   1,250           1,236
   International Lease Finance MTN
       5.300%, 05/01/12                                   1,500           1,539
   Lloyds Bank
       3.100%, 04/23/08                                   5,000           4,997
                                                                  -------------
                                                                         27,328
                                                                  -------------
FOOD, BEVERAGE & TOBACCO -- 0.8%
   General Mills (A)
       4.024%, 01/22/10                                   1,500           1,460
   SABMiller PLC (A) (B) (C)
       5.029%, 07/01/09                                   1,705           1,714
                                                                  -------------
                                                                          3,174
                                                                  -------------
INSURANCE -- 0.9%
   MBIA Insurance (A) (B)
       14.000%, 01/01/33                                  1,000             935
   Monumental Global Funding III
     (A) (B)
       4.458%, 01/15/14                                   1,900           1,871
   Principal Life Income Funding
     Trusts (A)
       5.029%, 11/15/10                                     750             724
                                                                  -------------
                                                                          3,530
                                                                  -------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 0.2%
   Morgan Stanley, Ser G (A)
       4.843%, 01/09/14                           $       1,000   $         936
                                                                  -------------
SECURITY AND COMMODITY BROKERS -- 0.3%
   Genworth Global Funding Trusts (A)
       5.009%, 05/15/12                                   1,200           1,184
                                                                  -------------
TELEPHONES & TELECOMMUNICATION -- 0.2%
   AT&T (A)
       3.195%, 02/05/10                                   1,000             991
                                                                  -------------
UTILITIES - ELECTRIC & GAS -- 0.3%
   FPL Group Capital
       5.551%, 02/16/08                                     755             755
   KeySpan
       4.900%, 05/16/08                                     360             361
                                                                  -------------
                                                                          1,116
                                                                  -------------
Total Corporate Obligations
   (Cost $53,862) ($ Thousands)                                          53,639
                                                                  -------------

REPURCHASE AGREEMENTS (D) -- 29.5%
   BNP Paribas
     3.000%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $38,903,242
     (collateralized by a GNMA
     obligation, par value $38,806,813,
     5.500%, 01/15/38, with total
     market value $39,678,000)                           38,900          38,900
   Merrill Lynch
     2.980%, dated 01/31/08, to be
     repurchased on 02/01/08,
     repurchase price $81,904,173
     (collateralized by various FNMA
     obligations, ranging in par value
     $3,140,000-$11,000,000, 5.000%-
     6.500%, 11/01/17-01/01/38, with
     total market value $83,542,258)                     81,900          81,900
                                                                  -------------
Total Repurchase Agreements
   (Cost $120,800) ($ Thousands)                                        120,800
                                                                  -------------
Total Investments -- 100.7%
   (Cost $418,582) ($ Thousands)                                  $     412,119
                                                                  =============


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     27

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund (Concluded)

January 31, 2008

Futures -- a summary of the open futures contracts held by the Fund at January 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                   NUMBER OF                      APPRECIATION
TYPE OF                            CONTRACTS     EXPIRATION      (DEPRECIATION)
CONTRACT                          LONG (SHORT)      DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 5-Year Treasury Note            (120)        Mar-2008          $  (170)
U.S. 2-Year Treasury Note             493         Mar-2008            1,515
U.S. 10-Year Treasury Note             33         Mar-2008              106
90-Day Euro$                          175         Mar-2008              672
90-Day Euro$                         (350)        Sep-2008           (2,034)
90-Day Euro$                          175         Dec-2010              683
                                                                    -------
                                                                    $   772
                                                                    =======

Percentages are based on Net Assets of $409,363 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on January 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on January 31, 2008. The coupon on a step bond changes on a specific date.

(D)   Tri-Party Repurchase Agreement.

(E)   The rate reported is the effective yield at time of purchase.

CBO -- Collateralized Bond Obligation
CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                     SEI Daily Income Trust / Annual Report / January 31, 2008

                       This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

For the year ended January 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                   MONEY                                                                   PRIME
                                                  MARKET              GOVERNMENT           GOVERNMENT II              OBLIGATION
                                                    FUND                    FUND                    FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value+                       $736,400              $  810,697              $1,598,824              $4,238,846
   Affiliated investment, at value                    --                      --                      --                  30,079
   Repurchase agreements+                        224,354                 599,357                      --                 731,595
   Cash                                                1                       1                       1                      --
   Receivable for investment
      securities sold                                 --                      --                      --                      --
   Interest receivable                             2,445                   4,287                   4,061                   9,391
   Receivable for fund shares sold                     1                      --                      --                      --
   Receivable for variation margin                    --                      --                      --                      --
   Prepaid expenses                                   52                      41                      38                     252
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                  963,253               1,414,383               1,602,924               5,010,163
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Income distribution payable                     2,186                   2,304                   3,828                  12,834
   Payable for fund shares redeemed                   --                      --                      --                     179
   Payable for investment
      securities purchased                            --                      --                  50,010                      --
   Payable for variation margin                       --                      --                      --                      --
   Shareholder servicing
     fees payable                                    234                     142                      56                     473
   Administration fees payable                       110                     178                     162                     652
   Investment advisory fees payable                   19                      26                      24                      96
   Chief Compliance Officer fees
      payable                                          2                       2                       2                       8
   Trustees' fees payable                              1                       1                       1                       4
   Accrued expense payable                            37                      48                      42                     190
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                               2,589                   2,701                  54,125                  14,436
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                   $960,664              $1,411,682              $1,548,799              $4,995,727
-----------------------------------------------------------------------------------------------------------------------------------
 + Cost of investments and
      repurchase agreements                      963,615               1,410,054               1,598,824               5,015,000
NET ASSETS:
   Paid-in Capital -- (unlimited
      authorization -- no
        par value)                              $963,548              $1,411,782              $1,548,830              $5,010,331
   Undistributed (Distributions in
      excess of) net investment
      income                                          --                      --                      --                      --
   Accumulated net realized loss
      on investments and futures
      contracts                                      (23)                   (100)                    (31)                   (124)
   Net unrealized appreciation
      (depreciation) on investments               (2,861)                     --                      --                 (44,559)
   Net unrealized appreciation of
      affiliated investment                           --                      --                      --                  30,079
   Net unrealized appreciation
      (depreciation) on futures
      contracts                                       --                      --                      --                      --
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                      $960,664              $1,411,682              $1,548,799              $4,995,727
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class A                                         $1.00                   $1.00                   $1.00                   $1.00
                                         ($401,173,671 /       ($1,031,611,970 /       ($1,354,360,935 /       ($3,740,714,227 /
                                      402,388,714 shares)   1,031,664,615 shares)   1,354,455,343 shares)   3,751,735,956 shares)(1)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class B                                         $1.00                   $1.00                   $1.00                   $1.00
                                         ($166,627,150 /         ($197,592,692 /         ($150,900,490 /         ($475,700,151 /
                                      167,114,937 shares)     197,614,856 shares)     150,936,620 shares)     477,075,347 shares)(1)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class C                                         $1.00                   $1.00                   $1.00                   $1.00
                                         ($259,640,383 /         ($154,244,088 /          ($43,537,814 /         ($641,976,668 /
                                      260,432,062 shares)     154,270,355 shares)      43,537,627 shares)     643,788,692 shares)(1)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class H                                           N/A                     N/A                     N/A                   $1.00
                                                                                                                  ($80,957,687 /
                                                                                                               81,193,227 shares)(1)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and
   Redemption Price Per Share
   -- Sweep Class                                  $1.00                   $1.00                     N/A                   $1.00
                                         ($133,222,860 /          ($28,233,271 /                                  ($56,377,901 /
                                      133,619,640 shares)      28,237,505 shares)                              56,537,922 shares)(1)
------------------------------------------------------------------------------------------------------------------------------------

(1) See Note 10 in the Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
30                     SEI Daily Income Trust / Annual Report / January 31, 2008

-------------------------------------------------------------------------------------------------------------
                                                                                              SHORT-DURATION
                                                      TREASURY            TREASURY II             GOVERNMENT
                                                          FUND                   FUND                   FUND
-------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value+                           $       --               $631,582               $168,368
   Affiliated investment, at value                          --                     --                     --
   Repurchase agreements+                            1,631,757                     --                 69,100
   Cash                                                      1                     --                    156
   Receivable for investment securities
      sold                                                  --                     --                  9,246
   Interest receivable                                      77                  2,406                  1,320
   Receivable for fund shares sold                          --                     --                    211
   Receivable for variation margin                          --                     --                    256
   Prepaid expenses                                         45                      9                      5
-------------------------------------------------------------------------------------------------------------
   Total Assets                                      1,631,880                633,997                248,662
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Income distribution payable                           2,499                  1,057                    157
   Payable for fund shares redeemed                         --                     --                    462
   Payable for investment securities
      purchased                                             --                     --                 74,886
   Payable for variation margin                             --                     --                    191
   Shareholder servicing fees payable                      352                     31                     --
   Administration fees payable                             214                     73                     47
   Investment advisory fees payable                         31                     12                     12
   Chief Compliance Officer fees payable                     3                      1                     --
   Trustees' fees payable                                    1                     --                     --
   Accrued expense payable                                  60                     21                     15
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                     3,160                  1,195                 75,770
-------------------------------------------------------------------------------------------------------------
   Net Assets                                       $1,628,720               $632,802               $172,892
-------------------------------------------------------------------------------------------------------------
 + Cost of investments and repurchase
      agreements                                     1,631,757                631,582                236,350
NET ASSETS:
   Paid-in Capital -- (unlimited
      authorization -- no par value)                $1,628,813               $632,833               $177,234
   Undistributed (Distributions in
      excess of) net investment income                      --                     --                      5
   Accumulated net realized loss on
      investments and futures contracts                    (93)                   (31)                (6,720)
   Net unrealized appreciation
      (depreciation) on investments                         --                     --                  1,118
   Net unrealized appreciation of
      affiliated investment                                 --                     --                     --
   Net unrealized appreciation
      (depreciation) on futures contracts                   --                     --                  1,255
-------------------------------------------------------------------------------------------------------------
Net Assets                                          $1,628,720               $632,802               $172,892
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                            $1.00                  $1.00                 $10.21
                                               ($610,450,500 /        ($516,164,154 /        ($172,892,478 /
                                            610,481,923 shares)    516,342,999 shares)     16,926,253 shares)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                            $1.00                  $1.00                    N/A
                                               ($761,497,432 /        ($109,384,422 /
                                            761,537,566 shares)    109,380,476 shares)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                            $1.00                  $1.00                    N/A
                                               ($144,918,823 /          ($7,253,688 /
                                            144,933,045 shares)      7,256,920 shares)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                              N/A                    N/A                    N/A

-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                        $1.00                    N/A                    N/A
                                               ($111,852,801 /
                                            111,860,123 shares)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                           INTERMEDIATE-DURATION                                       ULTRA
                                                      GOVERNMENT                 GNMA             SHORT BOND
                                                            FUND                 FUND                   FUND
-------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value+                                $38,848             $113,571               $291,319
   Affiliated investment, at value                            --                   --                     --
   Repurchase agreements+                                 15,400               27,200                120,800
   Cash                                                       22                   17                    446
   Receivable for investment securities
      sold                                                 3,568                   --                     51
   Interest receivable                                       227                  436                    907
   Receivable for fund shares sold                            33                   28                    208
   Receivable for variation margin                           125                   32                    303
   Prepaid expenses                                            1                    6                     10
-------------------------------------------------------------------------------------------------------------
   Total Assets                                           58,224              141,290                414,044
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Income distribution payable                                21                  242                     50
   Payable for fund shares redeemed                          159                   42                  4,370
   Payable for investment securities
      purchased                                            7,578               26,087                     --
   Payable for variation margin                               66                   30                    123
   Shareholder servicing fees payable                         --                   12                     --
   Administration fees payable                                17                   29                     85
   Investment advisory fees payable                            7                   10                     20
   Chief Compliance Officer fees payable                      --                   --                      1
   Trustees' fees payable                                     --                   --                     --
   Accrued expense payable                                     4                   14                     32
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                       7,852               26,466                  4,681
-------------------------------------------------------------------------------------------------------------
   Net Assets                                            $50,372             $114,824               $409,363
-------------------------------------------------------------------------------------------------------------
 + Cost of investments and repurchase
      agreements                                          53,427              138,644                418,582
NET ASSETS:
   Paid-in Capital -- (unlimited
      authorization -- no par value)                     $51,790             $124,565               $420,903
   Undistributed (Distributions in
      excess of) net investment income                        (5)                 (29)                    --
   Accumulated net realized loss on
      investments and futures contracts                   (2,841)             (11,829)                (5,849)
   Net unrealized appreciation
      (depreciation) on investments                          821                2,127                 (6,463)
   Net unrealized appreciation of
      affiliated investment                                   --                   --                     --
   Net unrealized appreciation
      (depreciation) on futures contracts                    607                  (10)                   772
-------------------------------------------------------------------------------------------------------------
Net Assets                                               $50,372             $114,824               $409,363
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                             $10.76                $9.63                  $9.69
                                                  ($50,372,428 /      ($114,824,167 /        ($409,363,241 /
                                                4,681,899 shares)   11,927,381 shares)     42,255,717 shares)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                                N/A                  N/A                    N/A
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C                                N/A                  N/A                    N/A
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H                                N/A                  N/A                    N/A
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class                            N/A                  N/A                    N/A
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     31

Statements of Operations ($ Thousands)

For the year ended January 31, 2008

-------------------------------------------------------------------------------------------------------------------------
                                                                        MONEY                                      PRIME
                                                                       MARKET    GOVERNMENT   GOVERNMENT II   OBLIGATION
                                                                         FUND          FUND            FUND         FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                    $61,324       $52,322         $46,099     $295,450
-------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                  3,816         2,509           1,749       10,591
   Shareholder Servicing Fees - Class A Shares                          1,477         1,761           1,896       10,003
   Shareholder Servicing Fees - Sweep Class Shares                        293            59              --          159
   Distribution Fees--Sweep Class Shares                                  587           119              --          317
   Administrative & Shareholder Servicing Fees -
      Class B Shares                                                      543           485             439        1,880
   Administrative & Shareholder Servicing Fees -
      Class C Shares                                                    1,340           772              70        4,064
   Administrative & Shareholder Servicing Fees -
      Class H Shares                                                       --            --              --          295
   Investment Advisory Fees                                               263           237             209        1,267
   Trustees' Fees                                                          16            12              12           76
   Chief Compliance Officer Fees                                            8             6               6           37
   Registration Fees                                                      102            72              72          470
   Custodian/Wire Agent Fees                                               36            32              29          169
   Pricing Fees                                                             2             2               2           11
   Other Expenses                                                          97            86              79          417
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                       8,580         6,152           4,563       29,756
-------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                             --            --              --           --
      Administration fees                                              (2,259)         (866)           (315)      (1,888)
      Shareholder Servicing Fees - Class A Shares                      (1,477)       (1,761)         (1,896)     (10,003)
-------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                         4,844         3,525           2,352       17,865
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  56,480        48,797          43,747      277,585
-------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                                           4           (21)             (1)          72
      Futures Contracts                                                    --            --              --           --
      Swap Contracts                                                       --            --              --           --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON/FROM:
      Investments                                                      (2,861)           --              --      (44,559)
      Affiliated investment                                                --            --              --       30,079
      Futures Contracts                                                    --            --              --           --
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $53,623       $48,776         $43,746     $263,177
-------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
32                     SEI Daily Income Trust / Annual Report / January 31, 2008

-------------------------------------------------------------------------------------------------------------
                                                                                              SHORT-DURATION
                                                                    TREASURY    TREASURY II       GOVERNMENT
                                                                        FUND           FUND             FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                   $54,036        $11,041           $6,006
-------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                 2,819            667              414
   Shareholder Servicing Fees - Class A Shares                         1,022            512              296
   Shareholder Servicing Fees - Sweep Class Shares                       367             --               --
   Distribution Fees--Sweep Class Shares                                 734             --               --
   Administrative & Shareholder Servicing Fees -
      Class B Shares                                                   1,429            201               --
   Administrative & Shareholder Servicing Fees -
      Class C Shares                                                     709             25               --
   Administrative & Shareholder Servicing Fees -
      Class H Shares                                                      --             --               --
   Investment Advisory Fees                                              267             63              118
   Trustees' Fees                                                         14              3                2
   Chief Compliance Officer Fees                                           7              2                1
   Registration Fees                                                      72             19               10
   Custodian/Wire Agent Fees                                              36             10                4
   Pricing Fees                                                            3              1               32
   Other Expenses                                                         98             26               19
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                                      7,577          1,529              896
-------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                            --             --              (25)
      Administration fees                                               (966)          (210)             (43)
      Shareholder Servicing Fees - Class A Shares                     (1,022)          (512)            (296)
-------------------------------------------------------------------------------------------------------------
   Net Expenses                                                        5,589            807              532
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 48,447         10,234            5,474
-------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                                         --             (4)             897
      Futures Contracts                                                   --             --              143
      Swap Contracts                                                      --             --               --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON/FROM:
      Investments                                                         --             --            1,756
      Affiliated investment                                               --             --               --
      Futures Contracts                                                   --             --            1,113
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $48,447        $10,230           $9,383
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                       INTERMEDIATE-DURATION                           ULTRA
                                                                  GOVERNMENT           GNMA       SHORT BOND
                                                                        FUND           FUND             FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                    $1,747        $ 7,382          $14,093
-------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                   126            436              944
   Shareholder Servicing Fees - Class A Shares                            90            340            2,116
   Shareholder Servicing Fees - Sweep Class Shares                        --             --               --
   Distribution Fees--Sweep Class Shares                                  --             --               --
   Administrative & Shareholder Servicing Fees -
      Class B Shares                                                      --             --               --
   Administrative & Shareholder Servicing Fees -
      Class C Shares                                                      --             --               --
   Administrative & Shareholder Servicing Fees -
      Class H Shares                                                      --             --               --
   Investment Advisory Fees                                               36            136              269
   Trustees' Fees                                                          1              2                3
   Chief Compliance Officer Fees                                          --              1                2
   Registration Fees                                                       4             13               22
   Custodian/Wire Agent Fees                                               1              4               10
   Pricing Fees                                                            9             42               69
   Other Expenses                                                          4             10               25
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                                        271            984            3,460
-------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                            --             --             (111)
      Administration fees                                                 --           (167)            (289)
      Shareholder Servicing Fees - Class A Shares                        (90)            --           (2,116)
-------------------------------------------------------------------------------------------------------------
   Net Expenses                                                          181            817              944
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  1,566          6,565           13,149
-------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                                        318            501             (607)
      Futures Contracts                                                  547           (522)            (174)
      Swap Contracts                                                      --             --             (319)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON/FROM:
      Investments                                                      1,196          3,825           (6,065)
      Affiliated investment                                               --             --               --
      Futures Contracts                                                  497            (17)             772
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $4,124        $10,352          $ 6,756
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     33

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

--------------------------------------------------------------------------------------------------------------------------------
                                                                                MONEY MARKET                   GOVERNMENT
                                                                                    FUND                          FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                              2008           2007           2008           2007
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $    56,480    $    60,360    $    48,797    $    36,530
   Net Realized Gain (Loss) on Investments and Payment by Affiliate              4            (11)           (21)           (11)
   Net Change in Unrealized Depreciation on Investments and
      Affiliated Investment                                                 (2,861)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                     53,623         60,349         48,776         36,519
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                              (30,293)       (38,436)       (33,800)       (23,220)
      Class B                                                               (8,720)        (7,046)        (7,320)        (5,642)
      Class C                                                              (12,366)       (10,860)        (6,715)        (6,652)
      Class H                                                                   --             --             --             --
      Sweep Class                                                           (5,109)        (4,014)          (963)        (1,015)
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                         (56,488)       (60,356)       (48,798)       (36,529)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                           3,297,445      4,626,500      4,429,982      2,520,525
   Reinvestment of Dividends & Distributions                                16,793         26,248         20,018         12,365
   Cost of Shares Redeemed                                              (3,535,185)    (4,421,639)    (3,926,107)    (2,492,596)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions            (220,947)       231,109        523,893         40,294
--------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                             948,867        917,031      1,511,639      1,339,355
   Reinvestment of Dividends & Distributions                                 1,740          1,382          3,546          1,537
   Cost of Shares Redeemed                                                (931,535)      (894,210)    (1,440,263)    (1,340,240)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions              19,072         24,203         74,922            652
--------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           1,169,740      1,084,772        765,159        653,701
   Reinvestment of Dividends & Distributions                                   555            458             --             --
   Cost of Shares Redeemed                                              (1,153,822)    (1,073,354)      (748,287)      (645,740)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions              16,473         11,876         16,872          7,961
--------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                 N/A            N/A            N/A            N/A
   Reinvestment of Dividends & Distributions                                   N/A            N/A            N/A            N/A
   Cost of Shares Redeemed                                                     N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                            N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                             658,307        520,457        335,540        284,713
   Reinvestment of Dividends & Distributions                                    --             --             52             31
   Cost of Shares Redeemed                                                (615,774)      (542,477)      (322,436)      (296,027)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions          42,533        (22,020)        13,156        (11,283)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions      (142,869)       245,168        628,843         37,624
--------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                (145,734)       245,161        628,821         37,614
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                     1,106,398        861,237        782,861        745,247
--------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $   960,664    $ 1,106,398    $ 1,411,682    $   782,861
--------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                 $        --    $         8    $        --    $         1
--------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
(1) See Note 3 in the Notes to the Financial Statements.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
34                     SEI Daily Income Trust / Annual Report / January 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                             GOVERNMENT II                 PRIME OBLIGATION
                                                                                 FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2008            2007            2008            2007
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                              $    43,747     $    37,566    $    277,585    $    233,775
   Net Realized Gain (Loss) on Investments and Payment by Affiliate            (1)            (15)             72             (92)
   Net Change in Unrealized Depreciation on Investments and
      Affiliated Investment                                                    --              --         (14,480)             --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                    43,746          37,551         263,177         233,683
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                             (36,536)        (28,378)       (204,056)       (161,020)
      Class B                                                              (6,641)         (8,959)        (30,210)        (31,445)
      Class C                                                                (570)           (229)        (37,386)        (37,061)
      Class H                                                                  --              --          (3,196)         (2,339)
      Sweep Class                                                              --              --          (2,756)         (1,891)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                        (43,747)        (37,566)       (277,604)       (233,756)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                          2,877,203       2,182,858      36,454,577      34,766,540
   Reinvestment of Dividends & Distributions                                4,126           3,878          42,778          33,201
   Cost of Shares Redeemed                                             (2,207,185)     (2,082,794)    (36,127,886)    (34,374,725)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions            674,144         103,942         369,469         425,016
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                            510,735         608,607       4,235,534       5,786,736
   Reinvestment of Dividends & Distributions                                  665             408          12,453          12,947
   Cost of Shares Redeemed                                               (501,430)       (636,659)     (4,486,791)     (5,709,619)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions              9,970         (27,644)       (238,804)         90,064
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                             86,737          26,038       5,373,977       5,791,860
   Reinvestment of Dividends & Distributions                                   --              --           9,987           9,931
   Cost of Shares Redeemed                                                (47,289)        (26,398)     (5,521,087)     (5,800,449)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions             39,448            (360)       (137,123)          1,342
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                N/A             N/A         176,273         131,479
   Reinvestment of Dividends & Distributions                                  N/A             N/A           3,196           2,339
   Cost of Shares Redeemed                                                    N/A             N/A        (163,790)       (104,311)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                           N/A             N/A          15,679          29,507
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                N/A             N/A         558,435         515,873
   Reinvestment of Dividends & Distributions                                  N/A             N/A             509             186
   Cost of Shares Redeemed                                                    N/A             N/A        (550,395)       (513,197)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions            N/A             N/A           8,549           2,862
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions      723,562          75,938          17,770         548,791
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                723,561          75,923           3,343         548,718
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                      825,238         749,315       4,992,384       4,443,666
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                        $ 1,548,799     $   825,238    $  4,995,727    $  4,992,384
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                $        --     $        --    $         --    $         19
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               TREASURY                      TREASURY II
                                                                                 FUND                            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2008            2007            2008            2007
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                              $    48,447     $    33,879     $    10,234     $    10,686
   Net Realized Gain (Loss) on Investments and Payment by Affiliate            --              --              (4)            101(1)
   Net Change in Unrealized Depreciation on Investments and
      Affiliated Investment                                                    --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                    48,447          33,879          10,230          10,787
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                             (17,880)        (11,401)         (7,673)         (7,210)
      Class B                                                             (19,393)        (13,518)         (2,373)         (2,510)
      Class C                                                              (5,680)         (4,869)           (188)           (966)
      Class H                                                                  --              --              --              --
      Sweep Class                                                          (5,494)         (4,091)             --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                        (48,447)        (33,879)        (10,234)        (10,686)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                          4,357,178       1,592,668       2,556,258       1,014,056(1)
   Reinvestment of Dividends & Distributions                                2,340             492           1,607           1,132
   Cost of Shares Redeemed                                             (4,036,663)     (1,513,665)     (2,223,661)     (1,011,783)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions            322,855          79,495         334,204           3,405
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                          2,424,394       1,413,341         604,452         245,341(1)
   Reinvestment of Dividends & Distributions                                6,568           3,559             239             154
   Cost of Shares Redeemed                                             (2,028,554)     (1,297,271)       (547,295)       (264,119)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions            402,408         119,629          57,396         (18,624)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                            962,801         792,993          53,492         439,260(1)
   Reinvestment of Dividends & Distributions                                   94              88              39             754
   Cost of Shares Redeemed                                               (918,903)       (805,554)        (66,552)       (422,344)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions             43,992         (12,473)        (13,021)         17,670
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                N/A             N/A             N/A             N/A
   Reinvestment of Dividends & Distributions                                  N/A             N/A             N/A             N/A
   Cost of Shares Redeemed                                                    N/A             N/A             N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class H Transactions                           N/A             N/A             N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                            740,584         585,519             N/A             N/A
   Reinvestment of Dividends & Distributions                                   --              --             N/A             N/A
   Cost of Shares Redeemed                                               (725,736)       (572,084)            N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions         14,848          13,435             N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions      784,103         200,086         378,579           2,451
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                784,103         200,086         378,575           2,552
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                      844,617         644,531         254,227         251,675
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                        $ 1,628,720     $   844,617     $   632,802     $   254,227
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                $        --     $        --     $        --     $        --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     35

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

------------------------------------------------------------------------------------------------------------------------
                                                                                                     SHORT-DURATION
                                                                                                    GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
                                                                                                      2008         2007
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                          $  5,474    $   5,864
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts              1,040       (1,798)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts         2,869        1,233
------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                              9,383        5,299
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                            (5,655)      (6,236)
------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                  (5,655)      (6,236)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                    96,648       64,641
     Reinvestment of Dividends & Distributions                                                       3,913       4,738
     Cost of Shares Redeemed                                                                       (46,859)    (108,492)
------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                    53,702      (39,113)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                          57,430      (40,050)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                               115,462      155,512
------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                    $172,892    $ 115,462
------------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of) Net Investment Income                               $      5    $     (17)
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                   9,620        6,485
     Reinvestment of Distributions                                                                     391          475
     Shares Redeemed                                                                                (4,684)     (10,882)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions                             5,327       (3,922)
------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
 36                    SEI Daily Income Trust / Annual Report / January 31, 2008

------------------------------------------------------------------------------------------------------------------------
                                                                                                 INTERMEDIATE-DURATION
                                                                                                    GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------
                                                                                                      2008         2007
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                          $  1,566     $  3,034
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                865       (1,960)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts         1,693        1,422
------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                              4,124        2,496
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                            (1,582)      (3,175)
------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                  (1,582)      (3,175)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                    28,014       18,086
     Reinvestment of Dividends & Distributions                                                       1,197        1,027
     Cost of Shares Redeemed                                                                       (28,016)     (57,672)
------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                     1,195      (38,559)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                           3,737      (39,238)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                                46,635       85,873
------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                    $ 50,372     $ 46,635
------------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of) Net Investment Income                               $     (5)    $    (42)
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                   2,704        1,790
     Reinvestment of Distributions                                                                     116          101
     Shares Redeemed                                                                                (2,741)      (5,700)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions                                79       (3,809)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                          GNMA
                                                                                                          FUND
------------------------------------------------------------------------------------------------------------------------
                                                                                                      2008         2007
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                          $  6,565     $  7,135
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                (21)        (704)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts         3,808       (1,350)
------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                             10,352        5,081
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                            (6,742)      (7,688)
------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                  (6,742)      (7,688)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                    23,497       21,717
     Reinvestment of Dividends & Distributions                                                       2,369        3,379
     Cost of Shares Redeemed                                                                       (58,363)     (45,102)
------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                   (32,497)     (20,006)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                         (28,887)     (22,613)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                               143,711      166,324
------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                    $114,824     $143,711
------------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of) Net Investment Income                               $    (29)    $    (21)
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                   2,490        2,323
     Reinvestment of Distributions                                                                     252          362
     Shares Redeemed                                                                                (6,207)      (4,831)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions                            (3,465)      (2,146)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                                      ULTRA SHORT
                                                                                                       BOND FUND
------------------------------------------------------------------------------------------------------------------------
                                                                                                      2008         2007
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                         $  13,149    $  15,365
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts             (1,100)      (1,432)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts        (5,293)       1,806
------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                              6,756       15,739
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   Net Investment Income                                                                           (13,045)     (15,345)
------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                                                 (13,045)     (15,345)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                                   300,337      236,013
     Reinvestment of Dividends & Distributions                                                      11,765       12,936
     Cost of Shares Redeemed                                                                      (135,270)    (422,740)
------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                                   176,832     (173,791)
------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                                         170,543     (173,397)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                               238,820      412,217
------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                                   $ 409,363    $ 238,820
------------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of) Net Investment Income                              $      --    $     (32)
------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                                  30,805       23,734
     Reinvestment of Distributions                                                                   1,195        1,300
     Shares Redeemed                                                                               (13,707)     (42,512)
------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions                            18,293      (17,478)
------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     37

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

-----------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and
                 Net Asset                   Unrealized                 Dividends             Total
                    Value,          Net           Gains        Total     from Net         Dividends      Net Asset
                 Beginning   Investment        (Losses)         from   Investment               and     Value, End     Total
                   of Year    Income(1)   on Securities   Operations       Income     Distributions        of Year   Return+
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND

   CLASS A
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      5.23%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      5.07
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      3.30
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.37
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.04
   CLASS B
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.92%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.76
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.99
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.07
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.74
   CLASS C
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.71%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.55
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.78
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.86
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.54
   SWEEP CLASS
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.45%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.29
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.53
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.61
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.29

GOVERNMENT FUND

   CLASS A
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.98%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.97
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      3.21
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.30
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.00
   CLASS B
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.67%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.66
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.90
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.00
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.69
   CLASS C
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.46%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.45
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.70
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.80
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.49

--------------------------------------------------------------------------------
                                                      Ratio of
                                                      Expenses   Ratio of Net
                                         Ratio of   to Average     Investment
                          Net Assets     Expenses   Net Assets         Income
                         End of Year   to Average   (Excluding     to Average
                       ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------
MONEY MARKET FUND

   CLASS A
   2008                   $  401,174         0.18%        0.63%          5.13%
   2007                      623,314         0.18         0.63           4.97
   2006                      392,207         0.18         0.62           3.25
   2005                      524,849         0.18         0.62           1.38
   2004                      603,798         0.18         0.62           1.05
   CLASS B
   2008                   $  166,627         0.48%        0.68%          4.82%
   2007                      148,053         0.48         0.68           4.61
   2006                      123,851         0.48         0.67           2.98
   2005                      107,650         0.48         0.67           1.10
   2004                      124,401         0.48         0.67           0.74
   CLASS C
   2008                   $  259,640         0.68%        0.88%          4.61%
   2007                      243,944         0.68         0.88           4.48
   2006                      232,072         0.68         0.87           2.83
   2005                      152,060         0.68         0.87           0.84
   2004                      200,467         0.68         0.87           0.55
   SWEEP CLASS
   2008                   $  133,223         0.93%        1.13%          4.35%
   2007                       91,087         0.93         1.13           4.19
   2006                      113,107         0.93         1.12           2.60
   2005                       69,101         0.93         1.12           0.61
   2004                       87,791         0.93         1.12           0.30

GOVERNMENT FUND

   CLASS A
   2008                   $1,031,612         0.20%        0.53%          4.79%
   2007                      507,735         0.20         0.54           4.88
   2006                      467,445         0.20         0.53           3.23
   2005                      369,440         0.20         0.53           1.32
   2004                      329,940         0.20         0.53           0.99
   CLASS B
   2008                   $  197,593         0.50%        0.58%          4.53%
   2007                      122,674         0.50         0.59           4.57
   2006                      122,025         0.50         0.58           2.84
   2005                      156,741         0.50         0.58           0.93
   2004                      240,491         0.50         0.58           0.70
   CLASS C
   2008                   $  154,244         0.70%        0.78%          4.35%
   2007                      137,375         0.70         0.79           4.37
   2006                      129,416         0.70         0.78           2.74
   2005                       86,267         0.70         0.78           0.77
   2004                      105,763         0.70         0.78           0.50


--------------------------------------------------------------------------------
38                     SEI Daily Income Trust / Annual Report / January 31, 2008

-----------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and
                 Net Asset                   Unrealized                 Dividends             Total
                    Value,          Net           Gains        Total     from Net         Dividends      Net Asset
                 Beginning   Investment        (Losses)         from   Investment               and     Value, End     Total
                   of Year    Income(1)   on Securities   Operations       Income     Distributions        of Year   Return+
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.20%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.19
   2006               1.00         0.02              --         0.02        (0.02)            (0.02)          1.00      2.44
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.55
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.25

GOVERNMENT II FUND

   CLASS A
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.97%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.96
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      3.18
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.27
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.96
   CLASS B
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.66%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.64
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.87
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.97
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.66
   CLASS C
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.45%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.44
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.67
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.76
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.46

PRIME OBLIGATION FUND

   CLASS A
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      5.21%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      5.06
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      3.28
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.34
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.02

--------------------------------------------------------------------------------
                                                      Ratio of
                                                      Expenses   Ratio of Net
                                         Ratio of   to Average     Investment
                          Net Assets     Expenses   Net Assets         Income
                         End of Year   to Average   (Excluding     to Average
                       ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)

   SWEEP CLASS
   2008                   $   28,233         0.95%        1.03%          4.06%
   2007                       15,077         0.95         1.04           4.07
   2006                       26,361         0.95         1.03           2.43
   2005                       27,841         0.95         1.03           0.51
   2004                       46,254         0.95         1.03           0.25

GOVERNMENT II FUND

   CLASS A
   2008                   $1,354,361         0.20%        0.48%          4.81%
   2007                      680,219         0.20         0.49           4.86
   2006                      576,242         0.20         0.48           3.18
   2005                      515,216         0.20         0.48           1.25
   2004                      568,888         0.20         0.47           0.96
   CLASS B
   2008                   $  150,900         0.50%        0.53%          4.53%
   2007                      140,930         0.50         0.54           4.56
   2006                      168,616         0.50         0.53           2.80
   2005                      160,509         0.50         0.53           0.92
   2004                      201,085         0.50         0.52           0.66
   CLASS C
   2008                   $   43,538         0.70%        0.73%          4.05%
   2007                        4,089         0.70         0.74           4.38
   2006                        4,457         0.70         0.73           2.39
   2005                       18,637         0.70         0.73           0.71
   2004                       46,853         0.70         0.72           0.46

PRIME OBLIGATION FUND

   CLASS A
   2008                   $3,740,714         0.20%        0.48%          5.10%
   2007                    3,382,051         0.20         0.49           4.96
   2006                    2,957,074         0.20         0.48           3.26
   2005                    2,972,833         0.20         0.48           1.31
   2004                    3,235,847         0.20         0.48           1.02

Amounts designated as "--" are $0 or have been rounded to $0.
+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)   Per share calculations were performed using average shares.
(2)   Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     39

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

-----------------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and
                 Net Asset                   Unrealized                 Dividends             Total
                    Value,          Net           Gains        Total     from Net         Dividends      Net Asset
                 Beginning   Investment        (Losses)         from   Investment               and     Value, End     Total
                   of Year    Income(1)   on Securities   Operations       Income     Distributions        of Year   Return+
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)

   CLASS B
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.90%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.74
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.98
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.03
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.72
   CLASS C
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.69%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.53
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.77
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.83
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.52
   CLASS H
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.76%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.61
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.84
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.90
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.59
   SWEEP CLASS
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.43%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.27
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.51
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.58
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.27

TREASURY FUND

   CLASS A
   2008              $1.00        $0.05             $--        $0.05       $(0.05)           $(0.05)         $1.00      4.64%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.95
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      3.13
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.22
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.96
   CLASS B
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.33%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.64
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.82
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.91
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.66
   CLASS C
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.12%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.43
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.62
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.71
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.46

--------------------------------------------------------------------------------
                                                      Ratio of
                                                      Expenses   Ratio of Net
                                         Ratio of   to Average     Investment
                          Net Assets     Expenses   Net Assets         Income
                         End of Year   to Average   (Excluding     to Average
                       ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)

   CLASS B
   2008                     $475,700         0.50%        0.53%          4.82%
   2007                      715,879         0.50         0.54           4.65
   2006                      625,831         0.50         0.53           2.88
   2005                      663,635         0.50         0.53           1.05
   2004                      572,097         0.50         0.53           0.72
   CLASS C
   2008                     $641,977         0.70%        0.73%          4.60%
   2007                      780,951         0.70         0.74           4.45
   2006                      779,625         0.70         0.73           2.76
   2005                      730,310         0.70         0.73           0.82
   2004                      864,829         0.70         0.73           0.52
   CLASS H
   2008                     $ 80,958         0.63%        0.66%          4.65%
   2007                       65,512         0.63         0.67           4.55
   2006                       36,006         0.63         0.66           2.81
   2005                       41,221         0.63         0.66           0.90
   2004                       36,023         0.63         0.66           0.59
   SWEEP CLASS
   2008                     $ 56,378         0.95%        0.98%          4.34%
   2007                       47,991         0.95         0.99           4.20
   2006                       45,130         0.95         0.98           2.53
   2005                       32,908         0.95         0.98           0.58
   2004                       37,399         0.95         0.98           0.28

TREASURY FUND

   CLASS A
   2008                     $610,451         0.20%        0.53%          4.36%
   2007                      287,595         0.20         0.54           4.87
   2006                      208,097         0.20         0.53           3.05
   2005                      292,974         0.20         0.53           1.21
   2004                      264,544         0.20         0.53           0.92
   CLASS B
   2008                     $761,497         0.50%        0.58%          4.07%
   2007                      359,090         0.50         0.59           4.58
   2006                      239,461         0.50         0.58           2.81
   2005                      206,698         0.50         0.58           0.85
   2004                      325,687         0.50         0.58           0.65
   CLASS C
   2008                     $144,919         0.70%        0.78%          4.00%
   2007                      100,928         0.70         0.79           4.34
   2006                      113,403         0.70         0.78           2.70
   2005                       68,932         0.70         0.78           0.66
   2004                      109,647         0.70         0.78           0.45


--------------------------------------------------------------------------------
40                     SEI Daily Income Trust / Annual Report / January 31, 2008

-----------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and
                 Net Asset                   Unrealized                 Dividends             Total
                    Value,          Net           Gains        Total     from Net         Dividends      Net Asset
                 Beginning   Investment        (Losses)         from   Investment               and     Value, End     Total
                   of Year    Income(1)   on Securities   Operations       Income     Distributions        of Year   Return+
-----------------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)

   SWEEP CLASS
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      3.86%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.17
   2006               1.00         0.02              --         0.02        (0.02)            (0.02)          1.00      2.36
   2005               1.00           --              --           --           --(2)             --(2)        1.00      0.49
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.23

TREASURY II FUND

   CLASS A
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      4.11%
   2007               1.00         0.05              --         0.05        (0.05)            (0.05)          1.00      4.62
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.85
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      1.09
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.81
   CLASS B
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      3.81%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.31
   2006               1.00         0.03              --         0.03        (0.03)            (0.03)          1.00      2.54
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.79
   2004               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.51
   CLASS C
   2008              $1.00        $0.04             $--        $0.04       $(0.04)           $(0.04)         $1.00      3.59%
   2007               1.00         0.04              --         0.04        (0.04)            (0.04)          1.00      4.10
   2006               1.00         0.02              --         0.02        (0.02)            (0.02)          1.00      2.33
   2005               1.00         0.01              --         0.01        (0.01)            (0.01)          1.00      0.59
   2004               1.00           --              --           --           --(2)             --(2)        1.00      0.31

--------------------------------------------------------------------------------
                                                      Ratio of
                                                      Expenses   Ratio of Net
                                         Ratio of   to Average     Investment
                          Net Assets     Expenses   Net Assets         Income
                         End of Year   to Average   (Excluding     to Average
                       ($ Thousands)   Net Assets     Waivers)     Net Assets
--------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)

   SWEEP CLASS
   2008                     $111,853         0.95%        1.03%          3.74%
   2007                       97,004         0.95         1.04           4.11
   2006                       83,570         0.95         1.03           2.35
   2005                       95,407         0.93         1.03           0.49
   2004                       95,679         0.92         1.03           0.22

TREASURY II FUND

   CLASS A
   2008                     $516,164         0.21%        0.53%          3.72%
   2007                      181,976         0.25         0.53           4.50
   2006                      178,480         0.25         0.53           2.78
   2005                      263,727         0.25         0.53           1.08
   2004                      269,200         0.25         0.53           0.80
   CLASS B
   2008                     $109,384         0.51%        0.58%          3.54%
   2007                       51,984         0.55         0.58           4.18
   2006                       70,593         0.55         0.58           2.50
   2005                       78,781         0.55         0.58           0.70
   2004                      160,859         0.55         0.58           0.51
   CLASS C
   2008                     $  7,254         0.72%        0.79%          3.71%
   2007                       20,267         0.75         0.78           4.04
   2006                        2,602         0.75         0.78           2.03
   2005                       31,370         0.75         0.78           0.54
   2004                       58,424         0.75         0.78           0.30

Amounts designated as "--" are $0 or have been rounded to $0.
+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)   Per share calculations were performed using average shares.
(2)   Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     41

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

---------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and                               Distributions
                 Net Asset                   Unrealized                 Dividends              from            Total
                    Value,          Net           Gains        Total     from Net          Realized        Dividends
                 Beginning   Investment        (Losses)         from   Investment           Capital              and
                   of Year    Income(1)   on Securities   Operations       Income             Gains    Distributions
---------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND

   CLASS A
   2008             $ 9.95        $0.46          $ 0.28        $0.74       $(0.48)           $   --           $(0.48)
   2007              10.02         0.42           (0.04)        0.38        (0.45)               --            (0.45)
   2006              10.19         0.32           (0.13)        0.19        (0.36)               --            (0.36)
   2005              10.35         0.22           (0.12)        0.10        (0.26)               --            (0.26)
   2004              10.46         0.22           (0.06)        0.16        (0.27)               --            (0.27)

INTERMEDIATE-DURATION GOVERNMENT FUND

   CLASS A
   2008             $10.13        $0.45          $ 0.63        $1.08       $(0.45)           $   --           $(0.45)
   2007              10.21         0.42           (0.06)        0.36        (0.44)               --            (0.44)
   2006              10.50         0.36           (0.26)        0.10        (0.39)               --            (0.39)
   2005              10.64         0.31           (0.11)        0.20        (0.33)            (0.01)           (0.34)
   2004              10.89         0.31            0.01         0.32        (0.33)            (0.24)           (0.57)

GNMA FUND

   CLASS A
   2008             $ 9.34        $0.45          $ 0.30        $0.75       $(0.46)           $   --           $(0.46)
   2007               9.48         0.44           (0.11)        0.33        (0.47)               --            (0.47)
   2006               9.71         0.41           (0.16)        0.25        (0.48)               --            (0.48)
   2005               9.86         0.39           (0.04)        0.35        (0.50)               --            (0.50)
   2004              10.13         0.30           (0.09)        0.21        (0.48)               --            (0.48)

ULTRA SHORT BOND FUND

   CLASS A
   2008             $ 9.97        $0.48          $(0.28)       $0.20       $(0.48)           $   --           $(0.48)
   2007               9.95         0.45            0.03         0.48        (0.46)               --            (0.46)
   2006++            10.00         0.32           (0.04)        0.28        (0.33)               --            (0.33)
   2005++            10.10         0.20           (0.10)        0.10        (0.20)               --            (0.20)
   2004++            10.15         0.20           (0.05)        0.15        (0.20)               --            (0.20)

---------------------------------------------------------------------------------------------------------------------
                                                                        Ratio of
                                                                         Expenses      Ratio of Net
                                                            Ratio of   to Average        Investment
                 Net Asset                   Net Assets     Expenses   Net Assets            Income        Portfolio
                Value, End        Total     End of Year   to Average   (Excluding        to Average         Turnover
                   of Year      Return+   ($ Thousands)   Net Assets     Waivers)        Net Assets             Rate
---------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND

   CLASS A
   2008             $10.21         7.65%       $172,892         0.45%        0.76%             4.63%             266%
   2007               9.95         3.84         115,462         0.45         0.78              4.19              210
   2006              10.02         1.93         155,512         0.45         0.75              3.15              162
   2005              10.19         0.96         202,035         0.45         0.74              2.12               66
   2004              10.35         1.55         289,986         0.45         0.72              2.07              117

INTERMEDIATE-DURATION GOVERNMENT FUND

   CLASS A
   2008             $10.76        10.97%       $ 50,372         0.50%        0.75%             4.34%             234%
   2007              10.13         3.64          46,635         0.50         0.78              4.17              200
   2006              10.21         0.94          85,873         0.50         0.73              3.46              151
   2005              10.50         1.85         109,394         0.50         0.73              2.92               80
   2004              10.64         2.98         134,615         0.50         0.72              2.89              154

GNMA FUND

   CLASS A
   2008             $ 9.63         8.31%       $114,824         0.60%        0.72%             4.82%             271%
   2007               9.34         3.65         143,711         0.60         0.74              4.72              105
   2006               9.48         2.60         166,324         0.60         0.71              4.26               97
   2005               9.71         3.64         171,139         0.60         0.71              3.97               85
   2004               9.86         2.16         219,483         0.60         0.69              2.97              145

ULTRA SHORT BOND FUND

   CLASS A
   2008             $ 9.69         2.06%       $409,363         0.35%        1.28%             4.87%              54%
   2007               9.97         4.88         238,820         0.35         0.76              4.51               40
   2006++             9.95         2.90         412,217         0.35         0.75              3.22               67
   2005++            10.00         1.11         317,382         0.35         0.75              1.84               59
   2004++            10.10         1.61         293,816         0.35         0.73              1.84               68

Amounts designated as "--" are $0 or have been rounded to $0.
+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
++ Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.
(1)   Per share calculations were performed using average shares.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
42                     SEI Daily Income Trust / Annual Report / January 31, 2008

NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund," collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond (each a "Fund," collectively the "Fixed Income Funds"). The Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds, except those securities which are covered by the Capital Support Agreement, are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Refer to Note 10 for a discussion of the Capital Support Agreement entered into by the Money Market Fund and the Prime Obligation Fund.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     43

FUTURES CONTRACTS -- The Fixed Income Funds utilized futures contracts during the year ended January 31, 2008. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedules of Investments in the Fixed Income Funds represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Credit-default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swaps. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect the Fund's value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. There were no swap agreements as of January 31, 2008.

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.


--------------------------------------------------------------------------------
44                     SEI Daily Income Trust / Annual Report / January 31, 2008

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At January 31, 2008, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees.

The acquisition dates of these investments, along with their cost and values at January 31, 2008, were as follows:

                          NUMBER    ACQUISITION       COST        FAIR VALUE    % OF NET
                        OF SHARES       DATE      ($THOUSANDS)   ($THOUSANDS)    ASSETS
----------------------------------------------------------------------------------------
MONEY MARKET FUND
   Metropolitan Life
      Insurance           30,000      05/01/03     $ 30,000        $ 30,000       3.12%
   Morgan Stanley
      Asset Funding       25,000      03/15/07       25,000          25,000       2.60
   Monumental Life
      Insurance            9,500      03/21/03        9,500           9,500       0.99
                                                   --------        --------       ----
                                                   $ 64,500        $ 64,500       6.71%
                                                   ========        ========       ====

PRIME OBLIGATION FUND
   Metropolitan Life
      Insurance          160,000      05/01/03     $160,000        $160,000       3.20%
   Morgan Stanley
      Asset Funding       75,000      03/15/07       75,000          75,000       1.50
   Monumental Life
      Insurance          101,500      03/21/03      101,500         101,500       2.04
                                                   --------        --------       ----
                                                   $336,500        $336,500       6.74%
                                                   ========        ========       ====


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     45

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                             .33%
   Government Fund                                               .24%
   Government II Fund                                            .19%
   Prime Obligation Fund                                         .19%
   Treasury Fund                                                 .24%
   Treasury II Fund                                              .24%
   Short-Duration Government Fund                                .35%
   Intermediate-Duration Government Fund                         .35%
   GNMA Fund                                                     .32%
   Ultra Short Bond Fund                                         .35%

However, the Administrator has agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

-----------------------------------------------------------------------------------------
                Money                                     Prime
               Market   Government   Government II   Obligation   Treasury   Treasury II
                 Fund         Fund            Fund         Fund       Fund          Fund
-----------------------------------------------------------------------------------------
Class A       .18%(1)      .20%(3)         .20%(2)      .20%(2)    .20%(2)       .20%(4)
Class B       .48%(1)      .50%(3)         .50%(2)      .50%(2)    .50%(2)       .50%(4)
Class C       .68%(1)      .70%(3)         .70%(2)      .70%(2)    .70%(2)       .70%(4)
Class H         N/A          N/A             N/A        .63%(1)      N/A           N/A
Sweep Class   .93%(1)      .95%(1)            *         .95%(1)    .95%(1)          *

--------------------------------------------------------------------------------
                                  Short-    Intermediate-                 Ultra
                                Duration         Duration                 Short
                              Government       Government       GNMA       Bond
                                    Fund             Fund       Fund       Fund
--------------------------------------------------------------------------------
Class A                          .45%(1)          .50%(1)    .60%(1)    .35%(1)
--------------------------------------------------------------------------------

*     Class not currently operational.
(1)   Represents a voluntary cap that may be discontinued at any time.
(2) Represents a contractual cap effective through January 31, 2008, to be changed only by Board approval.
(3) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2008, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2008 to be changed only by Board approval. Effective May 1, 2007 management has voluntarily waived fees to a cap of .20%, .50% and .70% of Class A, B, C, respectively, that may be discontinued at any time.

During the year ended January 31, 2007, the Treasury II Portfolio was reimbursed by the advisor, deemed as a "Payment by Affiliate" in the Statement of Changes in Net Assets, for reimbursement of investment losses incurred of $100,000. Treasury II Portfolio's Statement of Assets and Liabilities at January 31, 2008 has been adjusted to reflect the impact of this reimbursement.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                    Shareholder   Administrative
                                      Servicing          Service   Distribution
                                           Fees             Fees           Fees*
--------------------------------------------------------------------------------
Money Market Fund
   Class A                                 .25%              --             --
   Class B                                 .25%             .05%            --
   Class C                                 .25%             .25%            --
   Sweep Class                             .25%              --            .50%
Government Fund
   Class A                                 .25%              --             --
   Class B                                 .25%             .05%            --
   Class C                                 .25%             .25%            --
   Sweep Class                             .25%              --            .50%
Government II Fund
   Class A                                 .25%              --             --
   Class B                                 .25%             .05%            --
   Class C                                 .25%             .25%            --
Prime Obligation Fund
   Class A                                 .25%              --             --
   Class B                                 .25%             .05%            --
   Class C                                 .25%             .25%            --
   Class H                                 .25%             .18%            --
   Sweep Class                             .25%              --            .50%

--------------------------------------------------------------------------------
46                     SEI Daily Income Trust / Annual Report / January 31, 2008

--------------------------------------------------------------------------------
                                    Shareholder   Administrative
                                      Servicing          Service   Distribution
                                           Fees             Fees           Fees*
--------------------------------------------------------------------------------
Treasury Fund
   Class A                                 .25%              --             --
   Class B                                 .25%             .05%            --
   Class C                                 .25%             .25%            --
   Sweep Class                             .25%              --            .50%
Treasury II Fund
   Class A                                 .25%              --             --
   Class B                                 .25%             .05%            --
   Class C                                 .25%             .25%            --
Short-Duration Government Fund
   Class A                                 .25%              --             --
Intermediate-Duration Government Fund
   Class A                                 .25%              --             --
GNMA Fund
   Class A                                 .25%              --             --
Ultra Short Bond Fund
   Class A                                 .25%              --             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as "Administrative & Shareholder Servicing Fees" in the Statement of Operations.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

CAPITAL SUPPORT AGREEMENT -- The Money Market Fund and Prime Obligation Fund have entered into a Capital Support Agreement with SEI Investments Company ("SEI"). Please see Note 10 for more information.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of the Funds listed above. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management,
LLC) as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by SIMC.

Wellington Management Company, LLP ("Wellington LLP") serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Funds, Wellington LLP is entitled to receive a fee paid directly by SIMC.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended January 31, 2008, were as follows for the Fixed Income Funds:
--------------------------------------------------------------------------------
                         Short-   Intermediate-                           Ultra
                       Duration        Duration                           Short
                     Government      Government            GNMA            Bond
                           Fund            Fund            Fund            Fund
                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PURCHASES
U.S. Government        $354,264         $74,059        $362,724         $30,949
Other                        --              --              --          61,519

SALES
U.S. Government        $302,940         $83,191        $395,175         $19,716
Other                        --              --              --          95,239


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     47

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to swap income reclassification, expiration of capital loss carryovers and reclass of distributions and tax treatment of paydown gain
(loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the year ended January 31, 2008:

--------------------------------------------------------------------------------
                                                   Undistributed     Accumulated
                                                  Net Investment    Net Realized
                                Paid-in Capital           Income     Gain (Loss)
                                  ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Short-Duration Government Fund           $  --             $203           $(203)
Intermediate-Duration Government Fund       --               53             (53)
GNMA Fund                                 (109)             169             (60)
Ultra Short Bond Fund                       --              (72)             72

The tax character of dividends and distributions during the last two fiscal years was as follows:

---------------------------------------------------------------------------------------
                                               Ordinary       Long-term
                                                 Income    Capital Gain           Total
                                          ($ Thousands)   ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------------------
Money Market Fund                  2008        $ 56,488             $--        $ 56,488
                                   2007          60,356              --          60,356

Government Fund                    2008          48,798              --          48,798
                                   2007          36,529              --          36,529

Government II Fund                 2008          43,747              --          43,747
                                   2007          37,566              --          37,566

Prime Obligation Fund              2008         277,604              --         277,604
                                   2007         233,756              --         233,756

Treasury Fund                      2008          48,447              --          48,447
                                   2007          33,879              --          33,879

Treasury II Fund                   2008          10,234              --          10,234
                                   2007          10,686              --          10,686

Short-Duration Government Fund     2008           5,655              --           5,655
                                   2007           6,236              --           6,236
Intermediate-Duration
  Government Fund                  2008           1,582              --           1,582
                                   2007           3,175              --           3,175

GNMA Fund                          2008           6,742              --           6,742
                                   2007           7,688              --           7,688

Ultra Short Bond Fund              2008          13,045              --          13,045
                                   2007          15,345              --          15,345

As of January 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                 Undistributed         Capital           Post-           Other       Unrealized           Total
                                      Ordinary            Loss         October       Temporary    Appreciation/     Accumulated
                                        Income   Carryforwards          Losses     Differences   (Depreciation)          Losses
                                 ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                      $ 3,501       $    (22)          $  (1)        $(3,501)        $ (2,861)       $ (2,884)
Government Fund                          4,645           (100)             --          (4,645)              --            (100)
Government II Fund                       4,280            (31)             --          (4,280)              --             (31)
Prime Obligation Fund                   18,324           (124)             --          18,324          (14,480)        (14,604)
Treasury Fund                            3,904            (93)             --          (3,904)              --             (93)
Treasury II Fund                         1,374            (31)             --          (1,374)              --             (31)
Short-Duration Government
Fund                                       620         (4,954)           (511)           (615)           1,118          (4,342)
Intermediate-Duration
Government Fund                            162         (2,056)             --            (167)             643          (1,418)
GNMA Fund                                  390        (11,665)           (162)           (419)           2,115          (9,741)
Ultra Short Bond Fund                    1,455         (5,076)             --          (1,456)          (6,463)        (11,540)

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
48                     SEI Daily Income Trust / Annual Report / January 31, 2008

At January 31, 2008, the following funds had capital loss carryforwards to offset future realized capital gains:
--------------------------------------------------------------------------------
                                                            Amount   Expiration
                                                     ($ Thousands)         Date
--------------------------------------------------------------------------------
Money Market Fund                                           $   16      1/31/14
                                                                 2      1/31/15
                                                                 4      1/31/16

Government Fund                                                  5      1/31/10
                                                                 5      1/31/11
                                                                54      1/31/13
                                                                 4      1/31/14
                                                                32      1/13/16

Government II Fund                                               3      1/31/12
                                                                 7      1/31/13
                                                                 5      1/31/14
                                                                16      1/31/16

Prime Obligation Fund                                           27      1/31/10
                                                                43      1/31/11
                                                                 2      1/31/12
                                                                14      1/31/13
                                                                18      1/31/14
                                                                20      1/31/16

Treasury Fund                                                   65      1/31/11
                                                                 1      1/31/12
                                                                22      1/31/13
                                                                 5      1/31/14

Treasury II Fund                                                27      1/31/14
                                                                 4      1/31/16

Short-Duration Government Fund                               2,169      1/31/14
                                                             2,785      1/31/15

Intermediate-Duration Government Fund                        2,056      1/31/15

GNMA Fund                                                    1,607      1/31/09
                                                               776      1/31/11
                                                             6,407      1/31/12
                                                             1,119      1/31/13
                                                                 6      1/31/14
                                                             1,552      1/31/15
                                                               198      1/31/16

Ultra Short Bond Fund                                          557      1/31/11
                                                               442      1/31/12
                                                             1,020      1/31/13
                                                             1,045      1/31/14
                                                             1,716      1/31/15
                                                               296      1/31/16

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds' intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2008, the Short-Duration Government Fund and Intermediate-Duration Government Fund utilized $2,433,815 and $1,318,946, respectively, of capital loss carryforwards, to offset capital gains.

At January 31, 2008, the Money Market Funds' (excluding the Money Market Fund and Prime Obligation Fund) cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Money Market Fund, Prime Obligation Fund and Fixed Income Funds at January 31, 2008, were as follows:

--------------------------------------------------------------------------------------
                                                                                  Net
                                                                           Unrealized
                              Federal    Appreciated     Depreciated    Appreciation/
                             Tax Cost     Securities      Securities   (Depreciation)
                        ($ Thousands)  ($ Thousands)   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------------
Money Market Fund          $  963,615              2          (2,863)          (2,861)
Prime Obligation
   Fund                     5,015,000             --         (14,480)         (14,480)
Short-Duration
   Government Fund            236,350          1,472            (354)           1,118
Intermediate-Duration
   Government Fund             53,605            941            (298)             643
GNMA Fund                     138,656          5,509          (3,394)           2,115
Ultra Short
   Bond Fund                  418,582          1,744          (8,207)          (6,463)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or "SIVs") which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)



8. OTHER

The Board approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. The Fund experienced excess tracking error due to the impact of rounding on the Fund's net asset value ("NAV"). The reverse share split resulted in a higher NAV for the Fund, thus decreasing the level of tracking error resulting from NAV rounding. The per share information included in the financial highlights for all periods prior to the reverse share split have been adjusted to properly reflect the effects of the reverse share spilt on a retroactive basis.

9. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current U.S. generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

10. CAPITAL SUPPORT AGREEMENT

On November 8, 2007, the Money Market and Prime Obligation Funds each entered into a Capital Support Agreement with SEI, which is the parent company of SIMC. The Capital Support Agreements require SEI to commit capital to the Funds, subject to the aggregate limit of $3 million and $126 million for the Money Market Fund and Prime Obligation Fund, respectively, if a Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Funds which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950 for the Money Market Fund or $0.9975 for the Prime Obligation Fund. The mark-to-market net asset value is calculated using the market value of all securities in the Money Market and Prime Obligation Funds. The net asset value in the financial statements is calculated using the amortized cost for all securities except the Eligible Notes. The Eligible Notes held in the Funds on January 31, 2008 are footnoted on the Schedule of Investments. On February 15, 2008, the Agreement for the Prime Obligation Fund was amended to increase the maximum contribution amount to $150 million. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950 for the Money Market Fund or $0.9975 for the Prime Obligation Fund, or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreements are supported by a Letter of Credit issued by a bank having a First Tier credit rating and, in the case of the Prime Obligation Fund, cash held in a segregated account in the amounts of $3 million and $150 million for the Money Market and Prime Obligation Funds, respectively. The Funds will draw on the Letter of Credit or the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement.

The Funds will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Funds are not required to complete any such sale if the amount the Funds expect to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if SEI substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is November 6, 2008, although that date may be extended upon agreement of SEI and the Funds, subject to the prior approval of the staff of the U.S. Securities and Exchange Commission.


--------------------------------------------------------------------------------
50                     SEI Daily Income Trust / Annual Report / January 31, 2008

The following table shows the Eligible Notes and their amortized cost and fair market value as of January 31, 2008.

MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
                                                                     Amortized             Fair    Appreciation/
                                                           Face           Cost            Value    (Depreciation)
Description                                              Amount           (000)            (000)            (000)
-----------------------------------------------------------------------------------------------------------------
Asscher Finance MTN 5.500%, 07/16/08                  9,507,000        $ 9,507          $ 9,509          $     2
Cheyne Finance LLC MTN 3.065%, 06/09/08              10,000,000          9,999            8,600           (1,399)
Cheyne Finance LLC MTN 3.063%, 03/25/08              10,000,000          9,999            8,600           (1,399)
Cullinan Finance MTN 3.070%, 03/25/08                27,500,000         27,498           27,463              (35)
Sigma Finance MTN 3.135%, 04/10/08                    8,800,000          8,799            8,769              (30)
                                                     ----------        -------          -------          -------
                                      Totals         65,807,000        $65,802          $62,941          $(2,861)
                                                     ==========        =======          =======          =======

PRIME OBLIGATION FUND

-----------------------------------------------------------------------------------------------------------------
                                                                                                       Unrealized
                                                                      Amortized             Fair    Appreciation/
                                                           Face            Cost            Value   (Depreciation)
Description                                              Amount            (000)           (000)            (000)
-----------------------------------------------------------------------------------------------------------------
Asscher Finance MTN 5.500%, 07/16/08                 40,095,000       $ 40,095         $ 40,105         $     10
Carrera Capital Finance LLC MTN 3.236%, 07/30/08     50,000,000         50,000           49,627             (373)
Cheyne Finance LLC MTN 4.825%, 10/25/07              50,000,000         49,998           43,000           (6,998)
Cheyne Finance LLC MTN 4.815%, 01/25/08             125,000,000        124,987          107,500          (17,487)
Cheyne Finance LLC MTN 3.063%, 03/25/08              77,000,000         76,990           66,220          (10,770)
Cullinan Finance MTN 3.070%, 03/25/08                75,000,000         74,997           74,898              (99)
Kestrel Funding MTN 3.070% 03/27/08                 100,000,000         99,997           99,953              (44)
Stanfield Victoria LLC MTN 3.070%, 03/20/08          80,000,000         79,998           71,200           (8,798)
                                                  -------------       --------         --------         --------
                                      Totals        597,095,000       $597,062         $552,503         $(44,559)
                                                  =============       ========         ========         ========

11. SUBSEQUENT EVENT

As of March 27, 2008, the Capital Support Agreement is valued at $37,431,000 and $0 for the Prime Obligation and Money Market Funds, respectively.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     51

SEI DAILY INCOME TRUST -- JANUARY 31, 2008


Report of Independent Registered Public Accounting Firm


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprising the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, GNMA Fund, and Ultra-Short Bond Fund, (collectively the "Funds"), as of January 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through January 31, 2005, were audited by other auditors, whose report dated March 11, 2005, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising SEI Daily Income Trust as of January 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
March 27, 2008


--------------------------------------------------------------------------------
52                     SEI Daily Income Trust / Annual Report / January 31, 2008

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
The following chart lists Trustees and Officers as of March 1, 2008.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER OF
                                         TERM OF                                      PORTFOLIOS
                                          OFFICE                                       IN FUND
                                            AND                 PRINCIPAL              COMPLEX
       NAME               POSITION(S)    LENGTH OF            OCCUPATION(S)            OVERSEEN         OTHER DIRECTORSHIPS
     ADDRESS,              HELD WITH       TIME               DURING PAST                 BY                  HELD BY
     AND AGE                 TRUSTS      SERVED 1              FIVE YEARS             TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher          Chairman of   since 1982   Currently performs various          79        Trustee of The Advisors' Inner
One Freedom               the Board                  services on behalf of SEI for                 Circle Fund, The Advisors' Inner
Valley Drive,             of Trustees*               which Mr. Nesher is                           Circle Fund II, Bishop Street
Oaks, PA 19456                                       compensated.                                  Funds, Director of SEI Global
61 yrs. old                                                                                        Master Fund, plc, SEI Global
                                                                                                   Assets Fund, plc, SEI Global
                                                                                                   Investments Fund, plc, SEI
                                                                                                   Investments Global, Limited, SEI
                                                                                                   Investments -- Global Fund
                                                                                                   Services, Limited, SEI
                                                                                                   Investments (Europe), Limited,
                                                                                                   SEI Investments -- Unit Trust
                                                                                                   Management (UK), Limited, SEI
                                                                                                   Global Nominee Ltd., SEI
                                                                                                   Opportunity Fund, L.P., SEI
                                                                                                   Multi-Strategy Funds plc., and
                                                                                                   SEI Structured Credit Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran          Trustee*      since 1982   Self-employed consultant since      79        Trustee of The Advisors' Inner
1701 Market Street                                   2003. Partner, Morgan, Lewis &                Circle Fund, The Advisors' Inner
Philadelphia, PA                                     Bockius LLP (law firm) from                   Circle Fund II, Bishop Street
19103                                                1976 to 2003, counsel to the                  Funds, Director of SEI since
67 yrs. old                                          Trust, SEI, SIMC, the                         1974. Director of the
                                                     Administrator and the                         Distributor since 2003. Director
                                                     Distributor. Secretary of SEI                 of SEI Investments -- Global Fund
                                                     since 1978.                                   Services, Limited, SEI
                                                                                                   Investments Global, Limited, SEI
                                                                                                   Investments (Europe), Limited,
                                                                                                   SEI Investments (Asia), Limited,
                                                                                                   and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
James M. Storey           Trustee       since 1995   Attorney, sole practitioner         79        Trustee of The Advisors' Inner
One Freedom                                          since 1994. Partner, Dechert                  Circle Fund, The Advisors' Inner
Valley Drive,                                        Price & Rhoads, September                     Circle Fund II, Bishop Street
Oaks, PA 19456                                       1987-December 1993.                           Funds, Massachusetts Health and
76 yrs. old                                                                                        Education Tax-Exempt Trust, and
                                                                                                   U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.   Trustee       since 1996   Self-Employed Consultant,           79        Trustee of The Advisors' Inner
One Freedom                                          Newfound Consultants Inc.                     Circle Fund, The Advisors' Inner
Valley Drive                                         since April 1997.                             Circle Fund II, Bishop Street
Oaks, PA 19456                                                                                     Funds, State Street Navigator
65 yrs. old                                                                                        Securities Lending Trust, SEI
                                                                                                   Opportunity Fund, L.P., and SEI
                                                                                                   Structured Credit Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING: SEI ASSET ALLOCATION TRUST, SEI DAILY
  INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, LP.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     53

------------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                     NUMBER OF
                                          OFFICE                                    PORTFOLIOS
                                           AND                  PRINCIPAL             IN FUND
      NAME              POSITION(S)      LENGTH OF            OCCUPATION(S)           COMPLEX         OTHER DIRECTORSHIPS
    ADDRESS,             HELD WITH         TIME                DURING PAST            OVERSEEN              HELD BY
    AND AGE               TRUSTS         SERVED 1              FIVE YEARS           BY TRUSTEE 2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------------------
Rosemarie B. Greco        Trustee       since 1999   Director, Governor's Office of      79        Director, Sonoco, Inc.;
One Freedom                                          Health Care Reform,                           Director, Exelon Corporation;
Valley Drive                                         Commonwealth of Pennsylvania                  Trustee, Pennsylvania Real
Oaks, PA 19456                                       since 2003. Founder and                       Estate Investment Trust.
61 yrs. old                                          Principal, Grecoventures Ltd.
                                                     from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy              Trustee       since 2003   Managing Partner, Cue Capital       79        Director of SEI Opportunity
One Freedom                                          since March 2002, Managing                    Fund, L.P., and SEI Structured
Valley Drive,                                        Partner and Head of Sales,                    Credit Fund, L.P.
Oaks, PA 19456                                       Investorforce, March
50 yrs. old                                          2000-December 2001; Global
                                                     Partner working for the CEO,
                                                     Invesco Capital, January
                                                     1998-January 2000. Head of
                                                     Sales and Client Services,
                                                     Chancellor Capital and later
                                                     LGT Asset Management,
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams         Trustee       since 2004   Vice President and Chief            79        Trustee/Director of Ariel
One Freedom                                          Investment Officer, J. Paul                   Mutual Funds, SEI Opportunity
Valley Drive,                                        Getty Trust, Non-Profit                       Fund, L.P., and SEI Structured
Oaks, PA 19456                                       Foundation for Visual Arts,                   Credit Fund, L.P.
60 yrs. old                                          since December 2002.
                                                     President, Harbor Capital
                                                     Advisors and Harbor Mutual
                                                     Funds, 2000-2002. Manager,
                                                     Pension Asset Management, Ford
                                                     Motor Company, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson       Trustee       since 2007   Private Investor since 1994.        79        Trustee of the Advisors' Inner
One Freedom                                                                                        Circle Fund, The Advisor's
Valley Drive,                                                                                      Inner Circle Fund II, and
Oaks, PA 19456                                                                                     Bishop Street Funds.
65 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher          President     since 2005   Currently performs various          N/A                   N/A
One Freedom                 & CEO                    services on behalf of SEI for
Valley Drive,                                        which Mr. Nesher is
Oaks, PA 19456                                       compensated.
61 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner         Controller    since 2005   Fund Accounting Director of         N/A                   N/A
One Freedom               and Chief                  the Administrator since 2005.
Valley Drive,             Financial                  Fund Administration Manager,
Oaks, PA 19456             Officer                   Old Mutual Fund Services,
37 yrs. old                                          2000-2005. Chief Financial
                                                     Officer, Controller and
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund,
                                                     2004-2005. Assistant
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund,
                                                     2000-2004. Assistant
                                                     Treasurer, Old Mutual Advisors
                                                     Fund, 2004-2005.
------------------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2 THE FUND COMPLEX INCLUDES THE FOLLOWING: SEI ASSET ALLOCATION TRUST, SEI DAILY
  INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, LP.


--------------------------------------------------------------------------------
54                     SEI Daily Income Trust / Annual Report / January 31, 2008

------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                     NUMBER OF
                                          OFFICE                                    PORTFOLIOS
                                           AND                  PRINCIPAL             IN FUND
      NAME              POSITION(S)      LENGTH OF            OCCUPATION(S)           COMPLEX         OTHER DIRECTORSHIPS
    ADDRESS,             HELD WITH         TIME                DURING PAST            OVERSEEN              HELD BY
    AND AGE               TRUSTS         SERVED 1              FIVE YEARS           BY TRUSTEE 2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Russell Emery              Chief        since 2006   Chief Compliance Officer of         N/A                   N/A
One Freedom              Compliance                  SEI Opportunity Fund, L.P.,
Valley Drive              Officer                    Bishop Street Funds, SEI
Oaks, PA 19456                                       Structured Credit Fund, L.P.,
44 yrs. old                                          The Advisors' Inner Circle
                                                     Fund and the Advisors' Inner
                                                     Circle Fund II, since March
                                                     2006. Director of Investment
                                                     Product Management and
                                                     Development of SIMC, February
                                                     2003-March 2006.
------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice         since 2002   General Counsel, Vice               N/A                   N/A
One Freedom              President                   President and Secretary of
Valley Drive               and                       SIMC and the Administrator
Oaks, PA 19456           Secretary                   since 2004. Vice President and
39 yrs. old                                          Assistant Secretary of SEI
                                                     since 2001. Vice President of
                                                     SIMC and the Administrator
                                                     since 1999. Assistant
                                                     Secretary of SIMC, the
                                                     Administrator and the
                                                     Distributor and Vice President
                                                     of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala            Vice         since 2004   Vice President and Assistant        N/A                   N/A
One Freedom              President                   Secretary of SIMC and the
Valley Drive                and                      Administrator since 2005.
Oaks, PA 19456           Assistant                   Compliance Officer of SEI,
34 yrs. old              Secretary                   September 2001-2004.
------------------------------------------------------------------------------------------------------------------------------
James Ndiaye               Vice         since 2005   Vice President and Assistant        N/A                   N/A
One Freedom              President                   Secretary of SIMC since 2005.
Valley Drive                and                      Vice President, Deutsche Asset
Oaks, PA 19456           Assistant                   Management (2003-2004).
39 yrs. old              Secretary
------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang            Vice         since 2005   Vice President and Assistant        N/A                   N/A
One Freedom              President                   Secretary of SIMC since 2005.
Valley Drive                and                      Counsel, Caledonian Bank &
Oaks, PA 19456           Assistant                   Trust's Mutual Funds Group
35 yrs. old              Secretary                   (2004). Counsel, Permal Asset
                                                     Management (2001-2004).
------------------------------------------------------------------------------------------------------------------------------
Aaron Buser                Vice         since 2008   Vice President and Assistant        N/A                    N/A
One Freedom              President                   Secretary of SIMC since 2007.
Valley Drive                and                      Associate at Stark & Stark
Oaks, PA 19456           Assistant                   (2004-2007). Associate at
37 yrs. old              Secretary                   Flaster/Greenberg, P.C.
                                                     (2000-2004).
------------------------------------------------------------------------------------------------------------------------------
John J. McCue              Vice         since 2004   Director of Portfolio               N/A                   N/A
One Freedom              President                   Implementations for SIMC since
Valley Drive                                         1995. Managing Director of
Oaks, PA 19456                                       Money Market Investments for
44 yrs. old                                          SIMC since 2003.
------------------------------------------------------------------------------------------------------------------------------
Andrew S. Decker         Anti-Money     since 2008   Compliance Officer and Product      N/A                   N/A
One Freedom              Laundering                  Manager, SEI, 2005-2008. Vice
Valley Drive             Compliance                  President, Old Mutual Capital,
Oaks, PA 19456            Officer                    2000-2005.
44 yrs. old
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     55

SEI DAILY INCOME TRUST -- JANUARY 31, 2008


Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
56                     SEI Daily Income Trust / Annual Report / January 31, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)



                                   BEGINNING     ENDING                 EXPENSE
                                    ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                     VALUE       VALUE       EXPENSE    DURING
                                    8/01/07     1/31/08      RATIOS     PERIOD*
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,025.60     0.18%       $0.92
Class B Shares                      1,000.00    1,024.00     0.48%        2.45
Class C Shares                      1,000.00    1,023.00     0.68%        3.47
Sweep Class Shares                  1,000.00    1,021.70     0.93%        4.74

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,024.30     0.18%       $0.92
Class B Shares                      1,000.00    1,022.79     0.48%        2.45
Class C Shares                      1,000.00    1,021.78     0.68%        3.47
Sweep Class Shares                  1,000.00    1,020.52     0.93%        4.74
--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,023.60     0.20%       $1.02
Class B Shares                      1,000.00    1,022.10     0.50%        2.55
Class C Shares                      1,000.00    1,021.10     0.70%        3.57
Sweep Class Shares                  1,000.00    1,019.80     0.95%        4.84

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                      1,000.00    1,022.68     0.50%        2.55
Class C Shares                      1,000.00    1,021.68     0.70%        3.57
Sweep Class Shares                  1,000.00    1,020.42     0.95%        4.84
--------------------------------------------------------------------------------
GOVERNMENT II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,023.70     0.20%       $1.02
Class B Shares                      1,000.00    1,022.10     0.50%        2.55
Class C Shares                      1,000.00    1,021.10     0.70%        3.57

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                      1,000.00    1,022.68     0.50%        2.55
Class C Shares                      1,000.00    1,021.68     0.70%        3.57
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,025.50     0.20%       $1.02
Class B Shares                      1,000.00    1,023.90     0.50%        2.55
Class C Shares                      1,000.00    1,022.90     0.70%        3.57
Class H Shares                      1,000.00    1,023.30     0.63%        3.21
Sweep Class Shares                  1,000.00    1,021.60     0.95%        4.84

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                      1,000.00    1,022.68     0.50%        2.55
Class C Shares                      1,000.00    1,021.68     0.70%        3.57
Class H Shares                      1,000.00    1,022.03     0.63%        3.21
Sweep Class Shares                  1,000.00    1,020.42     0.95%        4.84
--------------------------------------------------------------------------------

                                   BEGINNING     ENDING                 EXPENSE
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE       EXPENSE     DURING
                                    8/01/07     1/31/08      RATIOS     PERIOD*
--------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,020.70     0.20%       $1.02
Class B Shares                      1,000.00    1,019.20     0.50%        2.54
Class C Shares                      1,000.00    1,018.20     0.70%        3.56
Sweep Class Shares                  1,000.00    1,016.90     0.95%        4.83

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                      1,000.00    1,022.68     0.50%        2.55
Class C Shares                      1,000.00    1,021.68     0.70%        3.57
Sweep Class Shares                  1,000.00    1,020.42     0.95%        4.84

--------------------------------------------------------------------------------
TREASURY II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,017.30     0.20%       $1.02
Class B Shares                      1,000.00    1,015.80     0.50%        2.54
Class C Shares                      1,000.00    1,014.70     0.70%        3.55

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,024.20     0.20%       $1.02
Class B Shares                      1,000.00    1,022.68     0.50%        2.55
Class C Shares                      1,000.00    1,021.68     0.70%        3.57

--------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,051.50     0.45%       $2.33

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,022.94     0.45%       $2.29
--------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,082.40     0.50%       $2.62

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,022.68     0.50%       $2.55
--------------------------------------------------------------------------------
GNMA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $1,065.40     0.60%       $3.12

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,022.18     0.60%       $3.06
--------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $  998.00     0.35%       $1.76

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,023.44     0.35%       $1.79

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     57

Board of Trustees Considerations in Approving the Continuation of the Funds' Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Daily Income Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer session with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 14-15, 2007 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o the Funds' investment performance and how it compared to that of other comparable mutual funds;

o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

--------------------------------------------------------------------------------
58                     SEI Daily Income Trust / Annual Report / January 31, 2008

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2008                     59

Notice to Shareholders (Unaudited)


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2008, each Fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                      (A)             (B)
                                   LONG TERM       ORDINARY            (C)
                                 CAPITAL GAINS      INCOME            TOTAL           U.S.          INTEREST       SHORT-TERM
                                 DISTRIBUTIONS   DISTRIBUTIONS    DISTRIBUTIONS    GOVERNMENT        RELATED      CAPITAL GAINS
PORTFOLIO                         (TAX BASIS)     (TAX BASIS)      (TAX BASIS)    INTEREST (1)    DIVIDENDS (2)   DIVIDENDS (3)
Money Market Fund                      0%             100%             100%           0.04%*           100%             0%
Government Fund                        0              100              100           37.40             100              0
Government II Fund                     0              100              100           99.98             100              0
Prime Obligation Fund                  0              100              100            0.03*            100              0
Treasury Fund                          0              100              100            0.35*            100              0
Treasury II Fund                       0              100              100             100             100              0
Short-Duration Government Fund         0              100              100           27.04*            100              0
Intermediate-Duration
   Government Fund                     0              100              100           14.27*            100              0
GNMA Fund                              0              100              100            0.44*            100              0
Ultra Short Bond Fund                  0              100              100            0.62*            100              0

Items (A), (B) and (C) are based on the percentage of the Fund's total distribution.

(1) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the "*" funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is a percentage of ordinary distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3) The percentage in this column represents the amount of "Short-Term Capital Gains Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.




--------------------------------------------------------------------------------
60                     SEI Daily Income Trust / Annual Report / January 31, 2008

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2008



Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO]
SEI New ways.
    New answers.(R)
SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)





SEI-F-022 (1/08)

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the fiscal years 2008 and 2007 as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                       FISCAL 2008                                            FISCAL 2007
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $175,000                N/A         $0                $169,000                N/A         $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $5,000            $284,000          $0                $0                $227,500          $10,130
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.


(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

       ---------------------------- ----------------- ----------------
                                       FISCAL 2008       FISCAL 2007
       ---------------------------- ----------------- ----------------
       Audit-Related Fees                  0%               0%

       ---------------------------- ----------------- ----------------
       Tax Fees                            0%               0%

       ---------------------------- ----------------- ----------------
       All Other Fees                      0%               0%

       ---------------------------- ----------------- ----------------


(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2008 and 2007 were $289,000 and $237,630, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.
..

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               SEI Daily Income Trust


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           ---------------------------
                                           Robert A. Nesher, CEO and President

Date: April 4, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                  /s/ Robert A. Nesher
                                           ---------------------------
                                           Robert A. Nesher, CEO and President

Date: April 4, 2008


By (Signature and Title)*                  /s/ Stephen F. Panner
                                           ---------------------------
                                           Stephen F. Panner, Controller & CFO

Date: April 4, 2008

* Print the name and title of each signing officer under his or her signature.